UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Report to Stockholders.

(a)	The Report to Shareholders is attached herewith.

State Street International Developed Equity Index Portfolio

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street International Developed Equity Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can request additional information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street International Developed Equity Index Portfolio	$14	0.14%

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by accommodative monetary policy, easing inflation, positive earnings growth, solid business activity and resilient economies globally. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	Fund	MSCI ACWI ex USA Index	MSCI EAFE Index
04/29/16	$10,000	$10,000	$10,000
05/31/16	$9,910	$9,831	$9,909
06/30/16	$9,650	$9,681	$9,577
07/31/16	$10,060	$10,160	$10,062
08/31/16	$10,060	$10,224	$10,069
09/30/16	$10,220	$10,350	$10,193
10/31/16	$9,970	$10,201	$9,984
11/30/16	$9,770	$9,965	$9,785
12/31/16	$10,100	$10,220	$10,120
01/31/17	$10,390	$10,582	$10,414
02/28/17	$10,540	$10,751	$10,562
03/31/17	$10,830	$11,023	$10,853
04/30/17	$11,110	$11,259	$11,129
05/31/17	$11,530	$11,625	$11,538
06/30/17	$11,510	$11,661	$11,517
07/31/17	$11,840	$12,091	$11,850
08/31/17	$11,840	$12,154	$11,845
09/30/17	$12,140	$12,379	$12,140
10/31/17	$12,320	$12,612	$12,324
11/30/17	$12,480	$12,715	$12,454
12/31/17	$12,650	$12,999	$12,653
01/31/18	$13,280	$13,723	$13,288
02/28/18	$12,590	$13,076	$12,688
03/31/18	$12,490	$12,845	$12,460
04/30/18	$12,690	$13,050	$12,744
05/31/18	$12,450	$12,749	$12,458
06/30/18	$12,300	$12,509	$12,306
07/31/18	$12,600	$12,809	$12,608
08/31/18	$12,360	$12,541	$12,365
09/30/18	$12,470	$12,598	$12,472
10/31/18	$11,470	$11,573	$11,480
11/30/18	$11,460	$11,683	$11,465
12/31/18	$10,900	$11,154	$10,909
01/31/19	$11,620	$11,996	$11,625
02/28/19	$11,910	$12,231	$11,922
03/31/19	$11,990	$12,304	$11,997
04/30/19	$12,330	$12,629	$12,334
05/31/19	$11,750	$11,951	$11,742
06/30/19	$12,450	$12,671	$12,438
07/31/19	$12,240	$12,517	$12,281
08/31/19	$11,970	$12,131	$11,962
09/30/19	$12,310	$12,443	$12,305
10/31/19	$12,750	$12,877	$12,747
11/30/19	$12,890	$12,990	$12,891
12/31/19	$13,310	$13,553	$13,310
01/31/20	$12,930	$13,189	$13,032
02/29/20	$11,920	$12,146	$11,854
03/31/20	$10,160	$10,388	$10,272
04/30/20	$10,889	$11,175	$10,935
05/31/20	$11,416	$11,541	$11,412
06/30/20	$11,849	$12,062	$11,800
07/31/20	$12,081	$12,600	$12,075
08/31/20	$12,706	$13,139	$12,696
09/30/20	$12,399	$12,816	$12,366
10/31/20	$11,904	$12,541	$11,872
11/30/20	$13,729	$14,228	$13,713
12/31/20	$14,369	$14,997	$14,350
01/31/21	$14,195	$15,029	$14,197
02/28/21	$14,530	$15,327	$14,516
03/31/21	$14,866	$15,521	$14,850
04/30/21	$15,322	$15,978	$15,296
05/31/21	$15,874	$16,477	$15,795
06/30/21	$15,643	$16,371	$15,617
07/31/21	$15,760	$16,101	$15,735
08/31/21	$16,034	$16,407	$16,013
09/30/21	$15,485	$15,881	$15,548
10/31/21	$15,957	$16,261	$15,930
11/30/21	$15,157	$15,528	$15,189
12/31/21	$15,986	$16,170	$15,967
01/31/22	$15,337	$15,574	$15,195
02/28/22	$14,908	$15,266	$14,926
03/31/22	$14,937	$15,290	$15,022
04/30/22	$13,921	$14,330	$14,050
05/31/22	$14,161	$14,433	$14,156
06/30/22	$12,843	$13,191	$12,842
07/31/22	$13,537	$13,643	$13,482
08/31/22	$12,779	$13,204	$12,842
09/30/22	$11,564	$11,884	$11,641
10/31/22	$12,258	$12,240	$12,267
11/30/22	$13,786	$13,684	$13,648
12/31/22	$13,646	$13,582	$13,659
01/31/23	$14,819	$14,684	$14,765
02/28/23	$14,441	$14,168	$14,457
03/31/23	$14,835	$14,515	$14,815
04/30/23	$15,253	$14,767	$15,234
05/31/23	$14,578	$14,230	$14,589
06/30/23	$15,282	$14,868	$15,253
07/31/23	$15,733	$15,473	$15,746
08/31/23	$15,127	$14,774	$15,143
09/30/23	$14,613	$14,307	$14,626
10/31/23	$14,089	$13,717	$14,033
11/30/23	$15,321	$14,952	$15,336
12/31/23	$16,141	$15,703	$16,150
01/31/24	$16,140	$15,547	$16,243
02/29/24	$16,520	$15,941	$16,541
03/31/24	$17,048	$16,439	$17,085
04/30/24	$16,540	$16,144	$16,647
05/31/24	$17,366	$16,612	$17,292
06/30/24	$17,000	$16,597	$17,013
07/31/24	$17,464	$16,981	$17,512
08/31/24	$18,072	$17,464	$18,081
09/30/24	$18,242	$17,935	$18,248
10/31/24	$17,182	$17,055	$17,256
11/30/24	$17,151	$16,900	$17,158
12/31/24	$16,716	$16,572	$16,768

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 04/29/16
Fund	3.56%	4.66%	6.10%
MSCI ACWI ex USA Index	5.53%	4.10%	6.00%
MSCI EAFE Index	3.82%	4.73%	6.14%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$3,496,224,015
  Number of Portfolio Holdings726
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$4,095,564

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
ASML Holding NV	1.7%
Novo Nordisk AS, Class B	1.7%
SAP SE	1.5%
Nestle SA	1.3%
Roche Holding AG	1.2%
AstraZeneca PLC	1.2%
Toyota Motor Corp.	1.2%
Shell PLC	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%

Top Ten Countries

Country	%
Japan	22.3%
United Kingdom	10.9%
France	9.0%
Germany	8.9%
United States	8.7%
Australia	7.2%
Switzerland	6.3%
Netherlands	4.1%
Sweden	3.1%
Denmark	2.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-800-647-7327.

State Street Money Market Portfolio

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Money Market Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can request additional information about the Fund by contacting us at 1-866-392-0869.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Money Market Portfolio	$6	0.06%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$9,807,661,630
  Number of Portfolio Holdings102
  Total Advisory Fees Paid$7,254,571

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Goldman Sachs Tri Party D, 4.46%, due 01/02/25	5.7%
JP Morgan Sec Llc Tpr D Tri Party Repo D, 4.46%, due 01/02/25	3.9%
Australia and New Zealand Bank, 4.34%, due 01/02/25	3.3%
Citibank N.A., 4.37%, due 01/02/25	3.1%
KBC Bank NV, 4.33%, due 01/02/25	3.1%
Royal Bank of Canada, 4.35%, due 01/02/25	3.1%
Canadian Imperial Bank of Comm, 4.33%, due 01/02/25	3.1%
Barclays Bank PLC US Tri D, 4.47%, due 01/02/25	3.1%
Goldman Sachs Tri Party A, 4.45%, due 01/02/25	3.1%
Bank of America Merrill Lynch Tri Party BB2, 4.40%, due 01/02/25	2.5%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	64.8%
8 to 30 Days	11.6%
31 to 60 Days	8.0%
61 to 90 Days	2.6%
91 to 180 Days	10.2%
Over 180 Days	1.9%

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which we expect to be available by May 1, 2025 or upon request at 1-866-392-0869.

The Portfolio is expected to be liquidated on or about March 7, 2025, as a result of the State Street Institutional Liquid Reserves Fund, which currently invests substantially all of its investable assets in the Portfolio, intending to redeem all of its shares of the Portfolio.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-866-392-0869.

State Street Treasury Money Market Portfolio

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Treasury Money Market Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can request additional information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Money Market Portfolio	$6	0.06%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$14,123,727,614
  Number of Portfolio Holdings62
  Total Advisory Fees Paid$6,555,416

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.72%, due 01/14/25	7.9%
U.S. Treasury Bills, 4.66%, due 01/21/25	7.4%
U.S. Treasury Bills, 4.43%, due 01/28/25	6.5%
U.S. Treasury Bills, 4.93%, due 01/30/25	6.3%
U.S. Treasury Bills, 4.78%, due 01/07/25	5.1%
U.S. Treasury Bills, 4.42%, due 02/04/25	4.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	3.4%
U.S. Treasury Bills, 4.43%, due 02/06/25	3.3%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.2%
U.S. Treasury Floating Rate Notes, 4.48%, due 01/31/25	3.0%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	5.2%
8 to 30 Days	36.0%
31 to 60 Days	19.3%
61 to 90 Days	11.0%
91 to 180 Days	16.1%
Over 180 Days	11.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-866-392-0869.

State Street Treasury Plus Money Market Portfolio

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street Treasury Plus Money Market Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can request additional information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Plus Money Market Portfolio	$6	0.06%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$56,515,408,957
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$24,905,996

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-866-392-0869.

State Street U.S. Government Money Market Portfolio

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the State Street U.S. Government Money Market Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can request additional information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street U.S. Government Money Market Portfolio	$6	0.06%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$173,742,105,976
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$77,476,250

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-866-392-0869.

(b)	Not Applicable to the Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Master Funds (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. George M. Pereira, Mr. Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“EY”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by EY in connection with the Trust’s statutory and regulatory filings and engagements were $180,319 and $169,819, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, there were no fees for assurance and related services by EY reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ending December 31, 2024 and December 31, 2023 the aggregate tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $9,487 and $9,487, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,556,710 and $9,540,002, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Trust’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentage of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable to the Registrant.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate non-audit fees billed by EY for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $36,700,000 and $39,000,000, respectively.

(h)

EY notified the Trust’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i)	Not applicable to the Registrant.

(j)	Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
December 31, 2024
State Street Master Funds
State Street Money Market Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—13.7%
Anglesea Funding LLC(a)	4.350%	01/06/2025	01/06/2025	$25,000,000	$24,981,768
Anglesea Funding LLC(a)	4.400%	01/02/2025	01/02/2025	50,000,000	49,987,893
Antalis SA(a)	4.500%	01/27/2025	01/27/2025	18,500,000	18,437,780
Antalis SA(a)	4.730%	02/04/2025	02/04/2025	50,000,000	49,780,602
Antalis SA(a)	4.760%	01/02/2025	01/02/2025	85,010,000	84,989,260
Antalis SA(a)	4.800%	01/08/2025	01/08/2025	100,000,000	99,901,711
Barclays Bank PLC(a)	4.410%	04/03/2025	04/03/2025	43,250,000	42,747,621
Barclays Bank PLC(a)	5.320%	01/06/2025	01/06/2025	50,000,000	49,963,540
Bennington Stark Capital Co. LLC(a)	4.370%	01/03/2025	01/03/2025	40,000,000	39,985,505
Brigantine Funding Co. LLC(a)	4.770%	01/30/2025	01/30/2025	50,000,000	49,813,334
Britannia Funding Co. LLC(a)	4.660%	01/24/2025	01/24/2025	40,000,000	39,881,191
Chesham Finance Ltd./Chesham Finance LLC(a)	4.340%	01/02/2025	01/02/2025	50,000,000	49,987,893
Chesham Finance Ltd./Chesham Finance LLC(a)	4.340%	01/03/2025	01/03/2025	50,000,000	49,981,821
Columbia Funding Co. LLC(a)	4.570%	04/24/2025	04/24/2025	75,000,000	73,937,425
Concord Minutemen Capital Co. LLC(a)	4.380%	01/02/2025	01/02/2025	31,088,000	31,080,398
Ionic Funding LLC	4.780%	01/08/2025	01/08/2025	75,000,000	74,926,221
Ionic Funding LLC	4.800%	01/17/2025	01/17/2025	75,000,000	74,841,558
Liberty Street Funding LLC(a)	4.510%	05/05/2025	05/05/2025	50,000,000	49,226,273
Liberty Street Funding LLC(a)	4.610%	01/23/2025	01/23/2025	95,000,000	94,731,184
Mackinac Funding Co. LLC(a)	4.760%	01/08/2025	01/08/2025	50,000,000	49,951,300
Mountcliff Funding LLC(a)	5.380%	01/02/2025	01/02/2025	50,000,000	49,987,893
Starbird Funding Corp.(a)	4.490%	06/05/2025	06/05/2025	50,000,000	49,036,267
Versailles Commercial Paper LLC, SOFR + 0.23%(a),(b)	4.600%	01/01/2025	02/10/2025	50,000,000	50,003,273
Victory Receivables Corp.(a)	4.730%	01/02/2025	01/02/2025	100,000,000	99,975,786
TOTAL ASSET BACKED COMMERCIAL PAPER					1,348,137,497
CERTIFICATES OF DEPOSIT—13.8%
Bank of America NA(b)	4.740%	01/01/2025	06/16/2025	50,000,000	50,009,880
Bank of Montreal, SOFR + 0.23%(b)	4.600%	01/01/2025	06/10/2025	30,750,000	30,750,333
Bank of Nova Scotia, SOFR + 0.38%(b)	4.750%	01/01/2025	01/03/2025	60,000,000	60,001,371
Credit Agricole Corporate & Investment Bank SA	4.330%	01/03/2025	01/03/2025	50,000,000	50,000,027
Credit Agricole Corporate & Investment Bank SA, SOFR + 0.28%(b)	4.650%	01/01/2025	06/17/2025	50,000,000	50,002,892
Lloyds Bank Corporate Markets PLC	4.540%	11/05/2025	11/05/2025	40,000,000	40,005,535
Mizuho Bank Ltd.	4.360%	01/02/2025	01/02/2025	50,000,000	50,000,116
Mizuho Bank Ltd.	4.740%	02/07/2025	02/07/2025	75,000,000	75,017,485
Mizuho Bank Ltd., SOFR + 0.22%(b)	4.680%	01/01/2025	01/15/2025	50,000,000	50,003,189
MUFG Bank Ltd.	4.350%	01/03/2025	01/03/2025	125,000,000	124,999,844
MUFG Bank Ltd., SOFR + 0.24%(b)	4.700%	01/01/2025	02/21/2025	50,000,000	50,009,318
Natixis SA	4.770%	02/05/2025	02/05/2025	50,000,000	50,013,200
Nordea Bank Abp, SOFR + 0.20%(b)	4.570%	01/01/2025	02/03/2025	75,000,000	75,009,205
Norinchukin Bank	4.370%	01/02/2025	01/02/2025	150,000,000	150,000,168
Norinchukin Bank	4.370%	01/03/2025	01/03/2025	75,000,000	75,000,076
Norinchukin Bank	4.760%	01/17/2025	01/17/2025	75,000,000	75,010,291
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.18%(b)	4.640%	01/01/2025	03/17/2025	45,000,000	45,000,912
Svenska Handelsbanken AB, SOFR + 0.35%(b)	4.810%	01/01/2025	01/09/2025	125,000,000	125,008,327
Toronto-Dominion Bank	4.500%	10/07/2025	10/07/2025	50,000,000	49,984,904
Toronto-Dominion Bank, SOFR + 0.38%(b)	4.840%	01/01/2025	01/03/2025	36,000,000	36,000,790
Toronto-Dominion Bank, SOFR + 0.38%(b)	4.840%	01/01/2025	01/06/2025	40,000,000	40,001,732
TOTAL CERTIFICATES OF DEPOSIT					1,351,829,595
FINANCIAL COMPANY COMMERCIAL PAPER—11.6%
Australia & New Zealand Banking Group Ltd.(a)	5.190%	04/07/2025	04/07/2025	50,000,000	49,417,372
Australia & New Zealand Banking Group Ltd., SOFR + 0.20%(a),(b)	4.570%	01/01/2025	01/06/2025	50,000,000	50,000,692
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Bank of Montreal	5.190%	04/01/2025	04/01/2025	$50,000,000	$49,447,656
Caisse d'Amortissement de la Dette Sociale(a)	4.670%	02/14/2025	02/14/2025	100,000,000	99,453,750
Caisse des Depots et Consignations(a)	4.340%	01/07/2025	01/07/2025	50,000,000	49,958,000
Chesham Finance Ltd./Chesham Finance LLC, SOFR + 0.11%(a),(b)	4.480%	01/01/2025	02/03/2025	75,000,000	75,000,557
Commonwealth Bank of Australia, SOFR + 0.23%(a),(b)	4.600%	01/01/2025	02/26/2025	50,000,000	50,007,972
DNB Bank ASA(a)	4.250%	01/03/2025	01/03/2025	100,000,000	99,964,145
DNB Bank ASA(a)	4.740%	02/10/2025	02/10/2025	50,000,000	49,756,020
HSBC Bank PLC, SOFR + 0.39%(a),(b)	4.850%	01/01/2025	01/03/2025	99,250,000	99,252,587
ING U.S. Funding LLC, SOFR + 0.26%(a),(b)	4.720%	01/01/2025	05/08/2025	50,000,000	50,015,434
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.20%(a),(b)	4.570%	01/01/2025	02/19/2025	65,000,000	65,008,094
Skandinaviska Enskilda Banken AB, SOFR + 0.19%(a),(b)	4.650%	01/01/2025	03/18/2025	40,000,000	40,004,434
Skandinaviska Enskilda Banken AB, SOFR + 0.20%(a),(b)	4.660%	01/01/2025	02/10/2025	50,000,000	50,003,244
Skandinaviska Enskilda Banken AB, SOFR + 0.25%(a),(b)	4.710%	01/01/2025	04/03/2025	50,000,000	50,014,400
Toronto-Dominion Bank(a)	4.350%	01/06/2025	01/06/2025	175,000,000	174,874,350
Toyota Motor Credit Corp., SOFR + 0.30%(b)	4.760%	01/01/2025	06/23/2025	31,500,000	31,509,665
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					1,133,688,372
OTHER NOTES—23.7%
ABN AMRO Bank NV	4.330%	01/06/2025	01/06/2025	70,000,000	70,000,000
ABN AMRO Bank NV	4.330%	01/07/2025	01/07/2025	180,000,000	180,000,000
Australia & New Zealand Banking Group Ltd.	4.340%	01/02/2025	01/02/2025	325,000,000	325,000,000
Banco Santander Central Hispano SA	4.330%	01/06/2025	01/06/2025	200,000,000	200,000,000
Banque Nationale du Canada	4.340%	01/02/2025	01/02/2025	100,000,000	100,000,000
Canadian Imperial Bank of Commerce	4.330%	01/02/2025	01/02/2025	300,000,000	300,000,000
Citibank NA	4.370%	01/02/2025	01/02/2025	300,000,000	300,000,000
KBC Bank NV	4.330%	01/02/2025	01/02/2025	300,000,000	300,000,000
Mizuho Bank Ltd.	4.330%	01/02/2025	01/02/2025	100,000,000	100,000,000
Royal Bank of Canada	4.350%	01/02/2025	01/02/2025	300,000,000	300,000,000
Royal Bank of Canada	4.360%	01/07/2025	01/07/2025	150,000,000	150,000,000
TOTAL OTHER NOTES					2,325,000,000
TREASURY DEBT—8.1%
U.S. Treasury Bills(c)	4.160%	06/20/2025	06/20/2025	50,000,000	49,032,639
U.S. Treasury Bills(c),(d)	4.236%	04/03/2025	04/03/2025	125,030,000	123,694,925
U.S. Treasury Bills(c)	4.255%	03/27/2025	03/27/2025	88,130,000	87,268,484
U.S. Treasury Bills(c)	4.305%	06/05/2025	06/05/2025	100,020,000	98,250,295
U.S. Treasury Bills(c)	4.325%	04/10/2025	04/10/2025	100,070,000	98,937,573
U.S. Treasury Bills(c),(d)	4.428%	02/13/2025	02/13/2025	50,000,000	49,752,734
U.S. Treasury Bills(c)	4.541%	03/13/2025	03/13/2025	75,120,000	74,509,512
U.S. Treasury Bills(c)	4.803%	03/20/2025	03/20/2025	11,870,000	11,763,971
U.S. Treasury Bills(c)	4.993%	01/23/2025	01/23/2025	100,000,000	99,752,440
U.S. Treasury Bills(c)	5.084%	01/09/2025	01/09/2025	99,900,000	99,818,255
TOTAL TREASURY DEBT					792,780,828
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—7.0%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 6.000% due 12/01/2039 - 08/01/2054, Federal National Mortgage Associations, 3.000% - 6.500% due 11/01/2036 - 11/01/2054 and Government National Mortgage Associations, 3.500% - 6.500% due 10/20/2040 - 10/20/2054, valued at $306,000,000); expected proceeds $300,074,500	4.470%	01/02/2025	01/02/2025	300,000,000	300,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 6.000% due 09/01/2054 - 12/01/2054 and Federal National Mortgage Associations, 2.500% - 6.500% due 10/01/2032 - 12/01/2054, valued at $392,700,000); expected proceeds $385,095,394	4.460%	01/02/2025	01/02/2025	$385,000,000	$385,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					685,000,000
TREASURY REPURCHASE AGREEMENTS—4.5%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 02/04/2025 - 10/30/2025, valued at $51,015,748); expected proceeds $50,132,417(e)	4.540%	01/01/2025	01/21/2025	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Notes, 4.500% due 05/15/2027 - 11/15/2033, valued at $30,600,013); expected proceeds $30,007,433	4.460%	01/02/2025	01/02/2025	30,000,000	30,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bill, 0.000% due 03/11/2025 and U.S. Treasury Notes, 3.500% - 4.625% due 04/30/2025 - 04/30/2029, valued at $306,000,015); expected proceeds $300,074,167	4.450%	01/02/2025	01/02/2025	300,000,000	300,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2025 - 08/15/2025, valued at $66,300,000); expected proceeds $65,016,069	4.450%	01/02/2025	01/02/2025	65,000,000	65,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					445,000,000
OTHER REPURCHASE AGREEMENTS—16.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/04/2024 (collateralized by various Corporate Bonds, 1.250% - 9.397% due 12/15/2026 - 07/25/2053, valued at $61,766,917); expected proceeds $58,263,900(e)	4.680%	01/01/2025	01/08/2025	58,000,000	58,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Corporate Bonds, 0.000% - 8.286% due 05/15/2026 - 07/25/2065, valued at $262,936,115); expected proceeds $250,061,111	4.400%	01/02/2025	01/02/2025	250,000,000	250,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 08/24/2023 (collateralized by various Common Stocks, valued at $108,467,687); expected proceeds $106,172,444	4.480%	01/01/2025	01/01/2025	100,000,000	100,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Common Stocks, valued at $157,680,000); expected proceeds $146,036,338	4.480%	01/02/2025	01/02/2025	146,000,000	146,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Corporate Bonds, 0.375% - 10.200% due 01/10/2025 - 01/01/2099 and Federal Home Loan Mortgage Corporations, 3.850% - 4.060% due 05/25/2028 - 10/25/2028, valued at $108,226,037); expected proceeds $103,025,464	4.450%	01/02/2025	01/02/2025	103,000,000	103,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/27/2024 (collateralized by various Commercial Papers, 0.000% due 01/14/2025 - 06/03/2025, various Corporate Bonds, 0.375% - 8.125% due 05/18/2025 - 06/01/2054 and U.S. Treasury Bonds, 1.125% - 4.500% due 01/13/2031 - 09/13/2033, valued at $56,732,674); expected proceeds $54,046,094	4.390%	01/03/2025	01/03/2025	$54,000,000	$54,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Corporate Bonds, 0.000% - 4.750% due 04/14/2026 - 02/15/2035, Federal National Mortgage Associations, 4.500% - 5.500% due 01/01/2050 - 07/01/2054, Government National Mortgage Associations, 0.000% - 6.500% due 06/20/2040 - 11/16/2064, U.S. Treasury Bonds, 1.125% - 4.752% due 02/10/2026 - 07/20/2028 and U.S. Treasury Notes, 3.500% - 5.000% due 09/15/2025 - 05/31/2026, valued at $566,457,610); expected proceeds $555,137,517	4.460%	01/02/2025	01/02/2025	555,000,000	555,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/13/2024 (collateralized by various Corporate Bonds, 4.500% - 9.650% due 08/07/2026 - 11/21/2054, valued at $57,275,397); expected proceeds $50,765,236(e)	4.630%	01/01/2025	04/11/2025	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Common Stocks, valued at $81,000,001); expected proceeds $75,130,958(e)	4.490%	01/01/2025	01/14/2025	75,000,000	75,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Common Stocks and various Corporate Bonds, 5.520% - 7.950% due 01/13/2028 - 08/11/2028, valued at $10,787,536); expected proceeds $10,002,461	4.430%	01/02/2025	01/02/2025	10,000,000	10,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/26/2024 (collateralized by various Corporate Bonds, 1.680% - 9.750% due 03/12/2025 - 01/01/2099, valued at $64,910,642); expected proceeds $58,050,749	4.500%	01/02/2025	01/02/2025	58,000,000	58,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Corporate Bonds, 1.750% - 9.000% due 06/14/2025 - 12/08/2046, valued at $56,414,818); expected proceeds $50,042,778	4.400%	01/07/2025	01/07/2025	50,000,000	50,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by various Corporate Bonds, 2.750% - 7.125% due 06/16/2025 - 04/01/2053, valued at $150,650,155); expected proceeds $131,032,022	4.400%	01/02/2025	01/02/2025	131,000,000	131,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,640,000,000
TOTAL INVESTMENTS –99.1% (Cost $9,721,071,236)(f)					9,721,436,292
Other Assets in Excess of Liabilities —0.9%					86,225,338
NET ASSETS –100.0%					$9,807,661,630
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 23.0% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Rate shown is the discount rate at time of purchase.
(d)	When-issued security.
(e)	Illiquid security. These securities represent $233,000,000 or 2.4% of net assets as of December 31, 2024.
(f)	Also represents the cost for federal tax purposes.
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments:
Asset Backed Commercial Paper	$—	$1,348,137,497	$—	$1,348,137,497
Certificates Of Deposit	—	1,351,829,595	—	1,351,829,595
Financial Company Commercial Paper	—	1,133,688,372	—	1,133,688,372
Other Notes	—	2,325,000,000	—	2,325,000,000
Treasury Debt	—	792,780,828	—	792,780,828
Government Agency Repurchase Agreements	—	685,000,000	—	685,000,000
Treasury Repurchase Agreements	—	445,000,000	—	445,000,000
Other Repurchase Agreements	—	1,640,000,000	—	1,640,000,000
Total Investments	$—	$9,721,436,292	$—	$9,721,436,292
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investments in unaffiliated issuers, at value	$6,951,436,292
Repurchase agreements, at value	2,770,000,000
Total Investments	9,721,436,292
Cash	125,904,028
Interest receivable — unaffiliated issuers	11,000,667
Prepaid expenses and other assets	2,697
TOTAL ASSETS	9,858,343,684
LIABILITIES
Payable for investments purchased	49,993,972
Advisory and administrator fee payable	432,972
Custody, sub-administration and transfer agent fees payable	181,983
Trustees’ fees and expenses payable	1,852
Professional fees payable	49,758
Printing fees payable	8,988
Accrued expenses and other liabilities	12,529
TOTAL LIABILITIES	50,682,054
NET ASSETS	$9,807,661,630
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$6,951,071,236
Repurchase agreements	2,770,000,000
Total cost of investments	$9,721,071,236
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest income — unaffiliated issuers	$779,688,982
EXPENSES
Advisory and administrator fee	7,254,571
Custodian, sub-administrator and transfer agent fees	935,412
Trustees’ fees and expenses	115,435
Professional fees and expenses	129,437
Printing and postage fees	17,959
Insurance expense	5,928
Miscellaneous expenses	45,740
TOTAL EXPENSES	8,504,482
NET INVESTMENT INCOME (LOSS)	$771,184,500
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(267)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(2,570,665)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,570,932)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$768,613,568
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$771,184,500	$686,653,262
Net realized gain (loss)	(267)	39,222
Net change in unrealized appreciation/depreciation	(2,570,665)	2,635,101
Net increase (decrease) in net assets resulting from operations	768,613,568	689,327,585
CAPITAL TRANSACTIONS
Contributions	39,680,585,858	42,903,234,505
Withdrawals	(44,871,431,973)	(41,262,964,315)
Net increase (decrease) in net assets from capital transactions	(5,190,846,115)	1,640,270,190
Net increase (decrease) in net assets during the period	(4,422,232,547)	2,329,597,775
Net assets at beginning of period	14,229,894,177	11,900,296,402
NET ASSETS AT END OF PERIOD	$9,807,661,630	$14,229,894,177
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	5.38%	5.19%	1.80%	0.10%	0.77%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,807,662	$14,229,894	$11,900,296	$12,936,276	$16,127,554
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.07%	0.07%
Net investment income (loss)	5.31%	5.20%	1.69%	0.11%	0.72%
(a)	Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of five (5) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S.GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the
11

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2024, the Portfolio had invested in repurchase agreements with the gross values of $2,770,000,000 and associated collateral equal to $2,895,921,365.
5.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the year ended December 31, 2024.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
12

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$9,721,071,236	$684,113	$319,057	$365,056
8.    Risks
Concentration Risk
As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk).Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy;overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market,credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9.    Subsequent Events
The Portfolio is expected to be liquidated on or about March 7, 2025, as a result of the State Street Institutional Liquid Reserves Fund, which currently invests substantially all of its investable assets in the Portfolio, intending to redeem all of its shares of the Portfolio.
13

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of a Beneficial Interest in State Street Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 18, 2025
14

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
December 31, 2024 (Unaudited)

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	263,190,618,098.278	2,289,327,786.304
Donna M. Rapaccioli	262,111,997,738.562	3,367,948,146.020
Margaret K. McLaughlin	262,686,036,285.117	2,793,909,599.465
George M. Pereira	261,577,166,126.512	3,902,779,758.070
Mark E. Swanson	263,997,464,067.113	1,482,481,817.469
Jeanne LaPorta	264,404,806,966.210	1,075,138,918.372
16

Annual Financial Statements and Other Information
December 31, 2024
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-866-392-0869. Please read the offering document carefully before investing in the Portfolio.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding  Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11)  - Not Applicable

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—12.7%
Federal Farm Credit Banks Funding Corp., Federal Reserve Bank Prime Loan Rate - 3.05% (a)	4.450%	01/01/2025	02/27/2025	$225,000,000	$225,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	4.460%	01/01/2025	01/28/2026	156,200,000	156,200,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.19% (a)	4.466%	01/01/2025	02/06/2026	250,000,000	249,986,946
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	4.470%	01/01/2025	04/01/2026	613,500,000	613,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	4.470%	01/01/2025	06/18/2026	47,400,000	47,388,574
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	4.475%	01/01/2025	03/18/2026	450,400,000	450,361,135
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	4.475%	01/01/2025	05/19/2026	33,200,000	33,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	4.480%	01/01/2025	04/16/2026	94,700,000	94,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	4.485%	01/01/2025	04/08/2026	28,550,000	28,550,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	4.490%	01/01/2025	01/27/2026	417,948,000	417,948,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	4.490%	01/01/2025	05/08/2026	30,000,000	30,003,530
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.495%	01/01/2025	07/09/2026	95,000,000	95,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.495%	01/01/2025	07/16/2026	270,800,000	270,800,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.495%	01/01/2025	07/21/2026	94,900,000	94,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.495%	01/01/2025	09/08/2026	66,400,000	66,400,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)(b)	4.495%	01/06/2025	10/06/2026	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.500%	01/01/2025	02/20/2026	65,000,000	65,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.500%	01/01/2025	08/28/2026	33,100,000	33,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)(b)	4.500%	01/02/2025	11/02/2026	175,000,000	175,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.505%	01/01/2025	03/04/2026	259,300,000	259,352,142
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.505%	01/01/2025	09/16/2026	246,900,000	246,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.505%	01/01/2025	10/21/2026	405,000,000	404,982,286
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.18% (a)	4.510%	01/01/2025	11/02/2026	189,700,000	189,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.510%	01/01/2025	09/04/2026	129,320,000	129,320,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.510%	01/01/2025	10/09/2026	590,600,000	590,600,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.510%	01/01/2025	10/23/2026	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.510%	01/01/2025	11/20/2026	243,700,000	243,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.510%	01/01/2025	11/25/2026	57,277,000	57,277,000
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.510%	01/01/2025	12/02/2026	$62,200,000	$62,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.35% (a)	4.720%	01/01/2025	11/25/2025	14,100,000	14,135,530
Federal Farm Credit Discount Notes (c)	4.550%	01/09/2025	01/09/2025	222,600,000	222,403,061
Federal Farm Credit Discount Notes (c)	5.020%	01/15/2025	01/15/2025	44,300,000	44,219,694
Federal Farm Credit Discount Notes (c)	5.100%	01/06/2025	01/06/2025	47,000,000	46,973,367
Federal Farm Credit Discount Notes (c)	5.100%	01/08/2025	01/08/2025	35,000,000	34,970,250
Federal Farm Credit Discount Notes (c)	5.100%	01/13/2025	01/13/2025	38,360,000	38,300,222
Federal Home Loan Bank Discount Notes (c)	4.230%	05/19/2025	05/19/2025	134,000,000	131,842,935
Federal Home Loan Bank Discount Notes (c)	4.240%	03/28/2025	03/28/2025	847,000,000	838,520,589
Federal Home Loan Bank Discount Notes (c)	4.250%	05/05/2025	05/05/2025	223,300,000	220,057,498
Federal Home Loan Bank Discount Notes (c)	4.250%	05/08/2025	05/08/2025	236,300,000	232,785,038
Federal Home Loan Bank Discount Notes (c)	4.310%	04/01/2025	04/01/2025	223,900,000	221,514,283
Federal Home Loan Bank Discount Notes (c)	4.340%	04/04/2025	04/04/2025	120,400,000	119,064,630
Federal Home Loan Bank Discount Notes (c)	4.385%	03/07/2025	03/07/2025	170,922,000	169,589,568
Federal Home Loan Bank Discount Notes (c)	4.430%	02/20/2025	02/20/2025	225,200,000	223,842,107
Federal Home Loan Bank Discount Notes (c)	4.450%	02/14/2025	02/14/2025	444,800,000	442,435,764
Federal Home Loan Bank Discount Notes (c)	4.580%	01/28/2025	01/28/2025	479,000,000	477,415,574
Federal Home Loan Bank Discount Notes (c)	4.650%	02/03/2025	02/03/2025	213,500,000	212,617,533
Federal Home Loan Bank Discount Notes (c)	4.760%	02/10/2025	02/10/2025	525,800,000	523,088,625
Federal Home Loan Bank Discount Notes (c)	4.780%	01/31/2025	01/31/2025	200,000,000	199,229,889
Federal Home Loan Bank Discount Notes (c)	4.790%	01/24/2025	01/24/2025	111,000,000	110,675,078
Federal Home Loan Bank Discount Notes (c)	5.100%	01/13/2025	01/13/2025	43,600,000	43,532,057
Federal Home Loan Banks, SOFR + 0.04% (a)	4.410%	01/01/2025	03/14/2025	723,000,000	723,000,000
Federal Home Loan Banks, SOFR + 0.09% (a)	4.460%	01/01/2025	08/15/2025	482,030,000	482,030,000
Federal Home Loan Banks, SOFR + 0.10% (a)	4.465%	01/01/2025	03/19/2026	189,700,000	189,700,000
Federal Home Loan Banks, SOFR + 0.11% (a)	4.480%	01/01/2025	04/10/2026	297,010,000	297,009,185
Federal Home Loan Banks, SOFR + 0.11% (a)	4.480%	01/01/2025	04/15/2026	286,100,000	286,100,000
Federal Home Loan Banks, SOFR + 0.13% (a)	4.500%	01/01/2025	01/27/2025	499,200,000	499,200,000
Federal Home Loan Banks, SOFR + 0.13% (a)	4.500%	01/01/2025	02/09/2026	120,520,000	120,520,000
Federal Home Loan Banks, SOFR + 0.13% (a)	4.500%	01/01/2025	02/13/2026	384,760,000	384,760,000
Federal Home Loan Banks, SOFR + 0.13% (a)	4.500%	01/01/2025	03/24/2026	20,800,000	20,801,293
Federal Home Loan Banks, SOFR + 0.14% (a)	4.510%	01/01/2025	09/18/2026	185,000,000	185,001,022
Federal Home Loan Banks, SOFR + 0.14% (a)	4.510%	01/01/2025	10/29/2026	473,200,000	473,200,000
Federal Home Loan Banks, SOFR + 0.16% (a)	4.530%	01/01/2025	07/14/2025	678,450,000	678,779,923
Federal Home Loan Banks, SOFR + 0.18% (a)	4.550%	01/01/2025	12/02/2026	750,000,000	750,000,000
Federal Home Loan Banks, SOFR + 0.20% (a)	4.570%	01/01/2025	12/18/2026	47,000,000	47,047,384
Federal Home Loan Banks	4.863%	03/03/2025	03/03/2025	1,163,000,000	1,162,551,704
Federal Home Loan Banks	5.264%	04/14/2025	04/14/2025	220,165,000	217,344,110
Federal Home Loan Banks	5.305%	05/12/2025	05/12/2025	655,400,000	655,400,000
Federal Home Loan Mortgage Corp., SOFR + 0.11% (a)	4.480%	01/01/2025	03/05/2026	591,300,000	591,300,000
Federal Home Loan Mortgage Corp., SOFR + 0.11% (a)	4.480%	01/01/2025	05/07/2026	177,400,000	177,400,000
Federal Home Loan Mortgage Corp., SOFR + 0.12% (a)	4.485%	01/01/2025	04/02/2026	705,600,000	705,646,805
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	4.510%	01/01/2025	09/04/2026	599,300,000	599,300,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	4.510%	01/01/2025	09/23/2026	578,000,000	578,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	4.510%	01/01/2025	10/16/2026	331,200,000	331,200,000
Federal National Mortgage Association, SOFR + 0.12% (a)	4.490%	01/01/2025	07/29/2026	296,500,000	296,483,273
Federal National Mortgage Association, SOFR + 0.14% (a)	4.505%	01/01/2025	08/21/2026	589,200,000	589,200,000
Federal National Mortgage Association, SOFR + 0.14% (a)	4.510%	01/01/2025	09/11/2026	530,800,000	530,798,039
Federal National Mortgage Association, SOFR + 0.14% (a)	4.510%	01/01/2025	10/23/2026	91,700,000	91,700,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal National Mortgage Association, SOFR + 0.14% (a)	4.510%	01/01/2025	11/20/2026	$173,000,000	$173,000,000
Federal National Mortgage Association, SOFR + 0.14% (a)	4.510%	01/01/2025	12/11/2026	126,100,000	126,100,000
Federal National Mortgage Association	5.259%	04/22/2025	04/22/2025	94,983,000	93,706,619
TOTAL GOVERNMENT AGENCY DEBT					22,104,562,262
TREASURY DEBT—45.7%
U.S. Treasury Bills (c)	3.795%	10/02/2025	10/02/2025	492,290,000	477,770,869
U.S. Treasury Bills (b)(c)	4.135%	07/03/2025	07/03/2025	49,000,000	47,975,669
U.S. Treasury Bills (c)	4.140%	06/26/2025	06/26/2025	450,000,000	440,943,750
U.S. Treasury Bills (c)	4.160%	06/20/2025	06/20/2025	2,157,660,000	2,115,475,502
U.S. Treasury Bills (c)	4.203%	06/12/2025	06/12/2025	853,310,000	837,276,225
U.S. Treasury Bills (c)	4.220%	04/22/2025	04/22/2025	1,192,200,000	1,176,827,243
U.S. Treasury Bills (c)	4.228%	04/15/2025	04/15/2025	1,741,350,000	1,720,241,036
U.S. Treasury Bills (c)	4.236%	04/03/2025	04/03/2025	2,498,930,000	2,472,226,533
U.S. Treasury Bills (c)	4.238%	04/29/2025	04/29/2025	1,749,700,000	1,725,631,347
U.S. Treasury Bills (c)	4.255%	03/27/2025	03/27/2025	1,655,320,000	1,638,818,527
U.S. Treasury Bills (c)	4.260%	05/08/2025	05/08/2025	1,975,580,000	1,946,124,102
U.S. Treasury Bills (c)	4.271%	04/17/2025	04/17/2025	1,443,840,000	1,425,857,311
U.S. Treasury Bills (c)	4.305%	06/05/2025	06/05/2025	2,316,950,000	2,274,357,367
U.S. Treasury Bills (c)	4.310%	05/15/2025	05/15/2025	921,560,000	906,885,949
U.S. Treasury Bills (c)	4.310%	05/22/2025	05/22/2025	1,675,770,000	1,647,667,136
U.S. Treasury Bills (c)	4.315%	04/08/2025	04/08/2025	1,788,560,000	1,767,973,378
U.S. Treasury Bills (c)	4.315%	04/24/2025	04/24/2025	1,537,780,000	1,517,153,438
U.S. Treasury Bills (c)	4.325%	04/10/2025	04/10/2025	1,823,920,000	1,802,427,165
U.S. Treasury Bills (c)	4.340%	05/29/2025	05/29/2025	1,839,560,000	1,807,029,953
U.S. Treasury Bills (c)	4.341%	05/01/2025	05/01/2025	1,816,140,000	1,790,111,650
U.S. Treasury Bills (c)	4.370%	03/18/2025	03/18/2025	1,063,880,000	1,054,158,979
U.S. Treasury Bills (c)	4.373%	04/01/2025	04/01/2025	1,524,700,000	1,508,168,384
U.S. Treasury Bills (c)	4.393%	03/06/2025	03/06/2025	401,600,000	398,508,896
U.S. Treasury Bills (c)	4.400%	03/11/2025	03/11/2025	910,780,000	903,201,804
U.S. Treasury Bills (c)	4.420%	02/18/2025	02/18/2025	1,289,710,000	1,282,267,456
U.S. Treasury Bills (c)	4.420%	02/27/2025	02/27/2025	527,840,000	524,211,947
U.S. Treasury Bills (c)	4.423%	02/04/2025	02/04/2025	2,622,080,000	2,611,469,132
U.S. Treasury Bills (c)	4.428%	02/13/2025	02/13/2025	1,015,530,000	1,010,289,333
U.S. Treasury Bills (c)	4.430%	01/28/2025	01/28/2025	2,899,180,000	2,889,965,711
U.S. Treasury Bills (c)	4.430%	02/11/2025	02/11/2025	997,800,000	992,886,451
U.S. Treasury Bills (c)	4.430%	03/04/2025	03/04/2025	1,815,590,000	1,801,966,874
U.S. Treasury Bills (c)	4.445%	02/25/2025	02/25/2025	3,357,350,000	3,335,363,366
U.S. Treasury Bills (c)	4.508%	01/02/2025	01/02/2025	1,699,960,000	1,699,960,000
U.S. Treasury Bills (c)	4.541%	03/13/2025	03/13/2025	2,299,130,000	2,279,248,889
U.S. Treasury Bills (c)	4.663%	01/21/2025	01/21/2025	1,497,530,000	1,493,849,261
U.S. Treasury Bills (c)	4.715%	01/14/2025	01/14/2025	1,472,730,000	1,470,413,749
U.S. Treasury Bills (c)	4.770%	02/20/2025	02/20/2025	1,060,958,800	1,054,068,582
U.S. Treasury Bills (c)	4.775%	01/07/2025	01/07/2025	736,370,000	735,881,971
U.S. Treasury Bills (c)	4.803%	03/20/2025	03/20/2025	736,402,000	729,640,247
U.S. Treasury Bills (c)	4.930%	01/30/2025	01/30/2025	2,306,170,200	2,297,941,113
U.S. Treasury Bills (c)	4.985%	01/16/2025	01/16/2025	3,051,030,000	3,045,440,740
U.S. Treasury Bills (c)	4.993%	01/23/2025	01/23/2025	2,888,070,000	2,880,089,057
U.S. Treasury Bills (c)	5.084%	01/09/2025	01/09/2025	3,077,160,000	3,074,309,845
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (a)	4.426%	01/01/2025	04/30/2026	712,182,900	712,169,987
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (a)	4.446%	01/07/2025	10/31/2025	731,684,000	731,400,371
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (a)	4.458%	01/01/2025	07/31/2026	$2,084,470,000	$2,082,181,588
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (a)	4.476%	01/01/2025	01/31/2025	361,000,000	361,000,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (a)	4.481%	01/01/2025	10/31/2026	1,634,560,000	1,635,090,019
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (a)	4.521%	01/01/2025	01/31/2026	530,243,800	530,259,043
U.S. Treasury Notes	4.313%	10/31/2025	10/31/2025	134,770,000	130,381,699
U.S. Treasury Notes	4.332%	10/31/2025	10/31/2025	133,920,000	134,636,242
U.S. Treasury Notes	4.463%	07/31/2025	07/31/2025	1,793,317,000	1,751,225,506
U.S. Treasury Notes	4.464%	07/31/2025	07/31/2025	257,250,000	257,665,671
U.S. Treasury Notes	4.499%	02/28/2025	02/28/2025	63,200,000	63,207,485
U.S. Treasury Notes	5.024%	07/15/2025	07/15/2025	326,380,000	322,997,529
U.S. Treasury Notes	5.048%	06/30/2025	06/30/2025	163,190,000	162,862,148
U.S. Treasury Notes	5.195%	05/31/2025	05/31/2025	687,930,000	674,518,728
U.S. Treasury Notes	5.228%	05/15/2025	05/15/2025	478,470,000	473,819,232
U.S. Treasury Notes	5.244%	04/30/2025	04/30/2025	577,850,000	575,395,152
U.S. Treasury Notes	5.252%	04/30/2025	04/30/2025	132,320,000	131,343,135
TOTAL TREASURY DEBT					79,342,229,472
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—10.0%
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a Federal Home Loan Mortgage Corporation, 5.000% due 08/01/2052, a Federal National Mortgage Association, 3.000% due 04/01/2052, Government National Mortgage Associations, 4.500% - 6.000% due 08/20/2054 - 11/20/2054, U.S. Treasury Notes, 2.000% - 2.375% due 04/30/2026 - 11/15/2026 and a U.S. Treasury Strip, 0.000% due 02/15/2029, valued at $71,400,058); expected proceeds $70,017,344	4.460%	01/02/2025	01/02/2025	70,000,000	70,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 5.500% due 02/01/2038 - 12/01/2054 and Federal National Mortgage Associations, 2.500% - 5.500% due 06/01/2026 - 07/01/2053, valued at $306,000,001); expected proceeds $300,074,500	4.470%	01/02/2025	01/02/2025	300,000,000	300,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/12/2024 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 7.500% due 05/25/2026 - 12/25/2054, Federal National Mortgage Associations, 0.000% - 9.210% due 06/01/2026 - 09/25/2061, a Federal National Mortgage Associations Strip, 2.000% due 01/01/2052 and Government National Mortgage Associations, 0.000% - 7.982% due 02/20/2032 - 09/20/2074, valued at $494,290,827); expected proceeds $487,534,800	4.830%	01/07/2025	01/07/2025	480,000,000	480,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 1.981% - 6.500% due 04/15/2036 - 11/25/2054, Federal National Mortgage Associations, 1.331% - 7.000% due 04/01/2025 - 09/25/2054 and Government National Mortgage Associations, 0.000% - 5.605% due 11/20/2046 - 11/20/2074, valued at $41,082,786); expected proceeds $40,009,911	4.460%	01/02/2025	01/02/2025	$40,000,000	$40,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/20/2024 (collateralized by Government National Mortgage Associations, 0.000% - 8.000% due 02/20/2040 - 10/20/2074, valued at $566,500,000); expected proceeds $558,472,139 (d)	4.660%	01/17/2025	01/17/2025	550,000,000	550,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 11/15/2024 (collateralized by a Federal Home Loan Mortgage Corporation, 0.831% due 06/25/2053, Federal National Mortgage Associations, 0.000% - 12.584% due 11/25/2027 - 07/25/2059 and U.S. Treasury Notes, 0.500% - 4.625% due 04/30/2027 - 05/31/2031, valued at $204,809,819); expected proceeds $202,427,778 (d)	4.600%	02/18/2025	02/18/2025	200,000,000	200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/17/2024 (collateralized by Government National Mortgage Associations, 0.000% - 32.136% due 03/20/2041 - 12/20/2074, valued at $978,500,000); expected proceeds $964,123,333 (d)	4.460%	01/01/2025	04/16/2025	950,000,000	950,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 6.500% due 03/01/2052 - 11/01/2054 and Federal National Mortgage Associations, 2.000% - 7.000% due 07/01/2036 - 03/01/2056, valued at $1,938,000,000); expected proceeds $1,900,471,833	4.470%	01/02/2025	01/02/2025	1,900,000,000	1,900,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal National Mortgage Associations, 1.500% - 7.500% due 12/01/2026 - 03/01/2062, valued at $2,040,000,000); expected proceeds $2,000,496,667	4.470%	01/02/2025	01/02/2025	2,000,000,000	2,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 6.500% due 04/01/2029 - 10/01/2054, Federal National Mortgage Associations, 2.000% - 6.500% due 01/01/2030 - 11/01/2054, a Federal National Mortgage Associations Strip, 2.500% due 04/01/2052 and Government National Mortgage Associations, 0.000% - 5.235% due 08/16/2034 - 03/16/2065, valued at $679,620,412); expected proceeds $665,164,772	4.460%	01/02/2025	01/02/2025	665,000,000	665,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a Federal Home Loan Mortgage Corporation, 1.924% due 05/01/2052 and Federal National Mortgage Associations, 3.510% - 3.800% due 06/01/2030 - 11/01/2037, valued at $102,000,001); expected proceeds $100,024,778	4.460%	01/02/2025	01/02/2025	100,000,000	100,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/20/2024 (collateralized by Federal Home Loan Mortgage Corporation Strips, 0.000% - 5.000% due 01/15/2036 - 11/15/2052, Federal Home Loan Mortgage Corporations, 0.000% - 8.319% due 09/25/2026 - 07/25/2056, Federal National Mortgage Associations, 0.000% - 8.150% due 01/25/2026 - 12/01/2063, Federal National Mortgage Associations Strips, 0.000% - 6.500% due 06/01/2031 - 06/01/2054 and Government National Mortgage Associations, 0.000% - 6.500% due 11/16/2033 - 12/16/2066, valued at $2,362,125,387); expected proceeds $2,283,335,000 (d)
	4.520%	01/01/2025	04/17/2025	$2,250,000,000	$2,250,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a Federal Home Loan Mortgage Corporation, 4.500% due 01/01/2054 and Federal National Mortgage Associations, 2.000% - 7.500% due 06/01/2031 - 04/01/2056, valued at $627,300,000); expected proceeds $615,152,383	4.460%	01/02/2025	01/02/2025	615,000,000	615,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 6.500% due 06/04/2026 - 12/01/2054, Federal National Mortgage Associations, 1.000% - 7.000% due 11/05/2027 - 06/01/2056, Government National Mortgage Associations, 3.000% - 7.000% due 07/20/2041 - 11/20/2064, a U.S. Treasury Bill, 0.000% due 03/27/2025, U.S. Treasury Bonds, 2.375% - 3.000% due 02/15/2045 - 05/15/2051, U.S. Treasury Inflation Index Notes, 0.125% - 1.250% due 01/15/2027 - 07/15/2031 and U.S. Treasury Notes, 0.375% - 4.125% due 12/31/2025 - 02/15/2034, valued at $1,927,800,000); expected proceeds $1,890,468,300
	4.460%	01/02/2025	01/02/2025	1,890,000,000	1,890,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a Federal Home Loan Mortgage Corporation, 5.500% due 10/01/2036, a Federal National Mortgage Association, 2.500% due 03/01/2052, Government National Mortgage Associations, 3.000% - 5.000% due 04/20/2041 - 01/20/2049, U.S. Treasury Bills, 0.000% due 01/09/2025 - 12/26/2025, U.S. Treasury Bonds, 1.375% - 4.125% due 05/15/2043 - 08/15/2053 and U.S. Treasury Notes, 0.375% - 4.625% due 09/30/2025 - 08/31/2031, valued at $510,000,066); expected proceeds $500,123,889	4.460%	01/02/2025	01/02/2025	500,000,000	500,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a Federal National Mortgage Association, 3.000% due 08/01/2049, Government National Mortgage Associations, 4.000% - 6.500% due 06/15/2039 - 12/20/2054, U.S. Treasury Bonds, 1.375% - 4.125% due 05/15/2043 - 08/15/2053, a U.S. Treasury Inflation Index Bond, 0.125% due 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% - 0.375% due 07/15/2027 - 01/15/2032, U.S. Treasury Notes, 4.125% - 4.500% due 08/31/2030 - 11/15/2033 and a U.S. Treasury Strip, 0.000% due 05/15/2029, valued at $510,000,000); expected proceeds $500,123,889
	4.460%	01/02/2025	01/02/2025	500,000,000	500,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% - 4.500% due 11/01/2048 - 07/01/2053, Federal National Mortgage Associations, 1.500% - 6.500% due 09/01/2026 - 09/01/2054 and Government National Mortgage Associations, 5.000% - 8.000% due 09/20/2026 - 12/20/2054, valued at $15,300,000); expected proceeds $15,003,717	4.460%	01/02/2025	01/02/2025	$15,000,000	$15,000,000
Agreement with Santander and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 6.500% due 07/01/2050 - 11/01/2054 and Federal National Mortgage Associations, 3.500% - 6.000% due 08/01/2042 - 12/01/2054, valued at $510,000,001); expected proceeds $500,123,889	4.460%	01/02/2025	01/02/2025	500,000,000	500,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 6.000% due 08/01/2043 - 12/01/2054, Federal National Mortgage Associations, 1.500% - 5.000% due 02/01/2029 - 11/01/2054, U.S. Treasury Inflation Index Notes, 0.125% - 0.625% due 01/15/2026 - 07/15/2032 and U.S. Treasury Notes, 0.250% - 2.875% due 04/30/2025 - 11/15/2030, valued at $153,000,050); expected proceeds $150,037,167	4.460%	01/02/2025	01/02/2025	150,000,000	150,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Government National Mortgage Associations, 0.745% - 7.500% due 07/20/2050 - 10/20/2054, valued at $62,640,000); expected proceeds $58,014,371	4.460%	01/02/2025	01/02/2025	58,000,000	58,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Farm Credit Banks, 0.670% - 5.240% due 05/19/2025 - 06/29/2037, Federal Home Loan Banks, 2.670% - 4.770% due 12/17/2027 - 03/09/2029, Federal Home Loan Mortgage Corporations, 0.000% - 6.750% due 07/21/2025 - 01/28/2033, Federal National Mortgage Associations, 0.000% - 7.190% due 01/15/2025 - 05/15/2029, Resolution Funding Strips, 0.000% due 07/15/2025 - 10/15/2028, Tennessee Valley Authorities, 0.000% - 5.250% due 11/01/2025 - 09/15/2039, U.S. Treasury Bills, 0.000% due 01/14/2025 - 11/28/2025, U.S. Treasury Bonds, 1.125% - 7.625% due 02/15/2025 - 05/15/2053, U.S. Treasury Inflation Index Bonds, 0.125% - 3.875% due 04/15/2029 - 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 07/15/2025 - 07/15/2033, U.S. Treasury Notes, 0.375% - 5.000% due 01/31/2025 - 08/15/2034 and U.S. Treasury Strips, 0.000% due 05/15/2025 - 11/15/2052, valued at $149,940,096); expected proceeds $147,036,423
	4.460%	01/02/2025	01/02/2025	147,000,000	147,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/02/2024 (collateralized by Federal Home Loan Banks, 0.600% - 5.890% due 01/27/2025 - 07/11/2031, a Federal National Mortgage Association, 5.080% due 03/06/2028, Resolution Funding Strips, 0.000% due 07/15/2025 - 04/15/2030 and Tennessee Valley Authorities, 4.700% - 6.750% due 11/01/2025 - 07/15/2033, valued at $716,773,294); expected proceeds $710,523,333 (d)	4.510%	04/01/2025	04/01/2025	$700,000,000	$700,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 7.500% due 04/01/2025 - 01/01/2055, valued at $2,805,695,017); expected proceeds $2,750,681,389	4.460%	01/02/2025	01/02/2025	2,750,000,000	2,750,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					17,330,000,000
TREASURY REPURCHASE AGREEMENTS—23.2%
Agreement with Australia and New Zealand Banking Group, dated 12/31/2024 (collateralized by U.S. Treasury Notes, 1.125% – 5.000% due 08/31/2025 – 08/15/2054, valued at $2,598,662,153); expected proceeds $2,550,634,667	4.480%	01/02/2025	01/02/2025	2,550,000,000	2,550,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Inflation Index Note, 1.250% due 04/15/2028 and a U.S. Treasury Strip, 0.000% due 07/31/2026, valued at $10,200,000); expected proceeds $10,002,472	4.450%	01/02/2025	01/02/2025	10,000,000	10,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bonds, 4.500% - 6.250% due 05/15/2030 - 02/15/2044, U.S. Treasury Inflation Index Bonds, 0.125% - 3.625% due 01/15/2028 - 02/15/2052, U.S. Treasury Inflation Index Notes, 0.125% - 0.500% due 01/15/2025 - 01/15/2028 and U.S. Treasury Notes, 1.250% - 4.500% due 10/15/2025 - 11/15/2033, valued at $234,600,040); expected proceeds $230,056,989	4.460%	01/02/2025	01/02/2025	230,000,000	230,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% - 1.250% due 04/15/2026 - 07/15/2028, valued at $51,000,077); expected proceeds $50,012,083	4.350%	01/02/2025	01/02/2025	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 11/21/2024 (collateralized by U.S. Treasury Notes, 0.500% - 2.250% due 08/15/2027 - 08/31/2027, valued at $244,800,006); expected proceeds $243,640,000 (d)	4.550%	03/21/2025	03/21/2025	240,000,000	240,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Note, 2.250% due 02/15/2027, valued at $102,000,074); expected proceeds $100,024,778	4.460%	01/02/2025	01/02/2025	100,000,000	100,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $15,300,074); expected proceeds $15,003,717	4.460%	01/02/2025	01/02/2025	15,000,000	15,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bond, 3.875% due 08/15/2040, valued at $1,000,236,161); expected proceeds $1,000,236,111	4.250%	01/02/2025	01/02/2025	$1,000,000,000	$1,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 10/30/2024 (collateralized by a U.S. Treasury Bond, 6.125% due 11/15/2027 and U.S. Treasury Notes, 1.125% - 4.875% due 01/31/2025 - 02/15/2031, valued at $510,000,047); expected proceeds $505,418,056	4.700%	01/21/2025	01/21/2025	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/27/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/14/2025 - 05/29/2025, U.S. Treasury Bonds, 1.250% - 4.500% due 08/15/2040 - 11/15/2054 and U.S. Treasury Notes, 0.250% - 4.500% due 01/31/2025 - 02/15/2032, valued at $780,300,003); expected proceeds $765,658,963	4.430%	01/03/2025	01/03/2025	765,000,000	765,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/30/2024 (collateralized by U.S. Treasury Bills, 0.000% due 02/06/2025 - 09/04/2025, U.S. Treasury Bonds, 1.250% - 4.750% due 02/15/2041 - 05/15/2054 and U.S. Treasury Notes, 0.625% - 4.875% due 03/31/2025 - 11/15/2031, valued at $1,530,000,190); expected proceeds $1,500,743,333	4.460%	01/03/2025	01/03/2025	1,500,000,000	1,500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bill, 0.000% due 09/04/2025, a U.S. Treasury Bond, 4.375% due 05/15/2041, a U.S. Treasury Inflation Index Note, 1.250% due 04/15/2028 and U.S. Treasury Notes, 0.625% - 4.625% due 09/30/2026 - 05/15/2034, valued at $3,825,000,077); expected proceeds $3,750,927,083	4.450%	01/02/2025	01/02/2025	3,750,000,000	3,750,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/07/2025 - 10/02/2025, a U.S. Treasury Bond, 6.125% due 08/15/2029 and U.S. Treasury Notes, 0.250% - 4.875% due 03/31/2025 - 08/15/2031, valued at $1,167,900,034); expected proceeds $1,145,283,069	4.450%	01/02/2025	01/02/2025	1,145,000,000	1,145,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/28/2025 - 12/26/2025, U.S. Treasury Bonds, 1.250% - 6.375% due 08/15/2027 - 11/15/2054 and U.S. Treasury Notes, 0.375% - 5.000% due 01/31/2025 - 02/15/2034, valued at $8,568,000,044); expected proceeds $8,402,081,333	4.460%	01/02/2025	01/02/2025	8,400,000,000	8,400,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 02/11/2025 - 09/04/2025 and U.S. Treasury Notes, 0.250% - 4.625% due 08/15/2025 - 01/31/2030, valued at $7,752,000,051); expected proceeds $7,601,883,111	4.460%	01/02/2025	01/02/2025	7,600,000,000	7,600,000,000
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Notes, 0.000% due 07/31/2031 – 08/15/2031, valued at $508,688,016); expected proceeds $500,124,445 (d)	4.480%	01/02/2025	01/02/2025	$500,000,000	$500,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2024 (collateralized by U.S. Treasury Notes, 0.750% – 4.625% due 04/30/2026 – 11/15/2041, valued at $5,095,812,146); expected proceeds $5,001,244,445	4.480%	01/02/2025	01/02/2025	5,000,000,000	5,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/26/2024 (collateralized by a U.S. Treasury Bill, 0.000% due 01/30/2025, U.S. Treasury Notes, 3.750% - 4.625% due 07/31/2025 - 06/30/2030 and U.S. Treasury Strips, 0.000% due 08/15/2025 - 02/15/2051, valued at $759,900,001); expected proceeds $745,654,772	4.520%	01/02/2025	01/02/2025	745,000,000	745,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bonds, 4.375% - 4.625% due 05/15/2041 - 05/15/2054, valued at $510,000,033); expected proceeds $500,123,611	4.450%	01/02/2025	01/02/2025	500,000,000	500,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/10/2024 (collateralized by a U.S. Treasury Note, 4.625% due 06/15/2027, valued at $714,000,022); expected proceeds $702,390,111 (d)	4.390%	01/01/2025	01/09/2025	700,000,000	700,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bill, 0.000% due 01/02/2025, valued at $51,000,000); expected proceeds $50,012,361	4.450%	01/02/2025	01/02/2025	50,000,000	50,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/30/2025 – 02/18/2025 and U.S. Treasury Notes, 1.125% – 4.875% due 04/30/2025 – 05/15/2054, valued at $2,264,303,279); expected proceeds $2,220,550,067	4.460%	01/02/2025	01/02/2025	2,220,000,000	2,220,000,000
Agreement with National Australia Bank, Ltd., dated 12/31/2024 (collateralized by a U.S. Treasury Note, 4.250% due 12/31/2026, valued at $392,758,031); expected proceeds $385,095,608	4.470%	01/02/2025	01/02/2025	385,000,000	385,000,000
Agreement with Prudential Insurance Co., dated 12/31/2024 (collateralized by U.S. Treasury Notes, 2.875% – 4.375% due 07/31/2026 – 11/15/2052 and U.S. Treasury Strips, 0.000% due 08/15/2027 – 11/15/2046, valued at $555,398,873); expected proceeds $542,598,116	4.500%	01/02/2025	01/02/2025	542,462,500	542,462,500
Agreement with Prudential Insurance Co., dated 12/31/2024 (collateralized by U.S. Treasury Notes, 4.125% – 4.750% due 03/31/2029 – 11/15/2053 and U.S. Treasury Strips, 0.000% due 02/15/2042 – 11/15/2045, valued at $131,092,892); expected proceeds $128,097,016	4.500%	01/02/2025	01/02/2025	128,065,000	128,065,000
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bill, 0.000% due 01/14/2025, U.S. Treasury Bonds, 1.875% - 4.625% due 05/15/2039 - 08/15/2053, U.S. Treasury Inflation Index Notes, 0.125% - 0.375% due 07/15/2026 - 07/15/2027 and U.S. Treasury Notes, 0.375% - 4.625% due 04/30/2025 - 02/15/2033, valued at $494,700,000); expected proceeds $485,119,903	4.450%	01/02/2025	01/02/2025	$485,000,000	$485,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 10/15/2024 (collateralized by U.S. Treasury Notes, 4.000% due 07/31/2030 - 02/15/2034, valued at $367,200,067); expected proceeds $365,640,000 (d)	4.700%	02/12/2025	02/12/2025	360,000,000	360,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 10/25/2024 (collateralized by a U.S. Treasury Note, 4.000% due 02/15/2034, valued at $357,000,091); expected proceeds $354,121,250 (d)	4.710%	01/23/2025	01/23/2025	350,000,000	350,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 11/14/2024 (collateralized by U.S. Treasury Notes, 3.875% - 4.375% due 05/15/2034 - 08/15/2034, valued at $525,300,047); expected proceeds $520,883,875 (d)	4.570%	02/12/2025	02/12/2025	515,000,000	515,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					40,335,527,500
TOTAL INVESTMENTS –91.6% (e)(f)					159,112,319,234
Other Assets in Excess of Liabilities —8.4%					14,629,786,742
NET ASSETS –100.0%					$173,742,105,976
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	When-issued security.
(c)	Rate shown is the discount rate at time of purchase.
(d)	Illiquid security. These securities represent $7,315,000,000 or 4.2% of net assets as of December 31, 2024.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$101,446,791,734
Repurchase agreements, at value and amortized cost	57,665,527,500
Total Investments	159,112,319,234
Cash	14,663,115,099
Interest receivable — unaffiliated issuers	249,786,655
Prepaid expenses and other assets	22,758
TOTAL ASSETS	174,025,243,746
LIABILITIES
Payable for investments purchased	272,975,669
Advisory and administrator fee payable	7,339,993
Custody, sub-administration and transfer agent fees payable	2,466,041
Trustees’ fees and expenses payable	11,410
Professional fees payable	109,733
Printing fees payable	66,482
Accrued expenses and other liabilities	168,442
TOTAL LIABILITIES	283,137,770
NET ASSETS	$173,742,105,976
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest income — unaffiliated issuers	8,059,903,849
EXPENSES
Advisory and administrator fee	77,476,250
Custodian, sub-administrator and transfer agent fees	9,209,910
Trustees’ fees and expenses	918,616
Professional fees and expenses	999,906
Printing and postage fees	204,846
Insurance expense	45,850
Miscellaneous expenses	251,725
TOTAL EXPENSES	89,107,103
NET INVESTMENT INCOME (LOSS)	$7,970,796,746
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(541,395)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,970,255,351
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,970,796,746	$5,439,331,901
Net realized gain (loss)	(541,395)	102,385
Net increase (decrease) in net assets resulting from operations	7,970,255,351	5,439,434,286
CAPITAL TRANSACTIONS
Contributions	659,062,075,445	425,684,688,638
Withdrawals	(645,387,590,224)	(370,365,363,215)
Net increase (decrease) in net assets from capital transactions	13,674,485,221	55,319,325,423
Net increase (decrease) in net assets during the period	21,644,740,572	60,758,759,709
Net assets at beginning of period	152,097,365,404	91,338,605,695
NET ASSETS AT END OF PERIOD	$173,742,105,976	$152,097,365,404
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	5.30%	5.17%	1.63%	0.01%	0.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$173,742,106	$152,097,365	$91,338,606	$97,388,223	$79,611,947
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	5.14%	5.06%	1.71%	0.01%	0.39%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio’s investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S.GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
16

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2024, the Portfolio had invested in repurchase agreements with the gross values of $57,665,527,500 and associated collateral equal to $58,889,930,344.
5.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
17

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the year ended December 31, 2024.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8.    Risks
Concentration Risk
As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk).Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those
18

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy;overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market,credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
19

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of a Beneficial Interest in State Street U.S. Government Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Government Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 18, 2025
20

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
December 31, 2024 (Unaudited)

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	263,190,618,098.278	2,289,327,786.304
Donna M. Rapaccioli	262,111,997,738.562	3,367,948,146.020
Margaret K. McLaughlin	262,686,036,285.117	2,793,909,599.465
George M. Pereira	261,577,166,126.512	3,902,779,758.070
Mark E. Swanson	263,997,464,067.113	1,482,481,817.469
Jeanne LaPorta	264,404,806,966.210	1,075,138,918.372
21

Annual Financial Statements and Other Information
December 31, 2024
State Street Master Funds
State Street Treasury Money Market Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not applicable

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—99.0%
U.S. Treasury Bills (a)	3.795%	10/02/2025	10/02/2025	$39,390,000	$38,228,264
U.S. Treasury Bills (a)(b)	4.135%	07/03/2025	07/03/2025	100,000,000	97,909,528
U.S. Treasury Bills (a)	4.160%	06/20/2025	06/20/2025	149,890,000	146,958,115
U.S. Treasury Bills (a)	4.203%	06/12/2025	06/12/2025	65,050,000	63,827,704
U.S. Treasury Bills (a)	4.220%	04/22/2025	04/22/2025	75,000,000	74,032,917
U.S. Treasury Bills (a)	4.228%	04/15/2025	04/15/2025	140,110,000	138,411,561
U.S. Treasury Bills (a)	4.236%	04/03/2025	04/03/2025	75,120,000	74,317,271
U.S. Treasury Bills (a)	4.238%	04/29/2025	04/29/2025	150,100,000	148,035,242
U.S. Treasury Bills (a)	4.255%	03/27/2025	03/27/2025	295,760,000	292,827,597
U.S. Treasury Bills (a)	4.260%	05/08/2025	05/08/2025	77,990,000	76,827,169
U.S. Treasury Bills (a)	4.271%	04/17/2025	04/17/2025	133,130,000	131,471,897
U.S. Treasury Bills (a)	4.305%	06/05/2025	06/05/2025	168,030,000	164,941,493
U.S. Treasury Bills (a)	4.310%	05/15/2025	05/15/2025	65,860,000	64,811,308
U.S. Treasury Bills (a)	4.310%	05/22/2025	05/22/2025	126,570,000	124,447,406
U.S. Treasury Bills (a)	4.315%	04/08/2025	04/08/2025	144,070,000	142,411,730
U.S. Treasury Bills (a)	4.315%	04/24/2025	04/24/2025	108,380,000	106,926,276
U.S. Treasury Bills (a)	4.325%	04/10/2025	04/10/2025	82,150,000	81,181,957
U.S. Treasury Bills (a)	4.340%	05/29/2025	05/29/2025	148,580,000	145,952,570
U.S. Treasury Bills (a)	4.341%	05/01/2025	05/01/2025	124,050,000	122,272,154
U.S. Treasury Bills (a)	4.370%	03/18/2025	03/18/2025	249,410,000	247,131,983
U.S. Treasury Bills (a)	4.373%	04/01/2025	04/01/2025	318,100,000	314,678,555
U.S. Treasury Bills (a)	4.393%	03/06/2025	03/06/2025	33,980,000	33,718,999
U.S. Treasury Bills (a)	4.400%	03/11/2025	03/11/2025	146,120,000	144,915,534
U.S. Treasury Bills (a)	4.420%	02/18/2025	02/18/2025	363,540,000	361,503,516
U.S. Treasury Bills (a)	4.420%	02/27/2025	02/27/2025	42,640,000	42,346,918
U.S. Treasury Bills (a)	4.423%	02/04/2025	02/04/2025	592,540,000	590,157,219
U.S. Treasury Bills (a)	4.425%	02/06/2025	02/06/2025	475,000,000	472,972,552
U.S. Treasury Bills (a)	4.428%	02/13/2025	02/13/2025	147,620,000	146,862,868
U.S. Treasury Bills (a)	4.430%	01/28/2025	01/28/2025	926,250,000	923,340,200
U.S. Treasury Bills (a)	4.430%	02/11/2025	02/11/2025	319,460,000	317,925,353
U.S. Treasury Bills (a)	4.430%	03/04/2025	03/04/2025	27,890,000	27,680,730
U.S. Treasury Bills (a)	4.445%	02/25/2025	02/25/2025	278,800,000	276,981,150
U.S. Treasury Bills (a)	4.508%	01/02/2025	01/02/2025	18,500,000	18,500,000
U.S. Treasury Bills (a)	4.541%	03/13/2025	03/13/2025	491,060,000	486,871,316
U.S. Treasury Bills (a)	4.663%	01/21/2025	01/21/2025	1,045,420,000	1,043,006,776
U.S. Treasury Bills (a)	4.715%	01/14/2025	01/14/2025	1,111,030,000	1,109,351,011
U.S. Treasury Bills (a)	4.770%	02/20/2025	02/20/2025	85,780,000	85,222,916
U.S. Treasury Bills (a)	4.775%	01/07/2025	01/07/2025	716,510,000	716,066,496
U.S. Treasury Bills (a)	4.803%	03/20/2025	03/20/2025	318,255,000	315,325,695
U.S. Treasury Bills (a)	4.930%	01/30/2025	01/30/2025	891,050,000	888,059,551
U.S. Treasury Bills (a)	4.985%	01/16/2025	01/16/2025	368,240,000	367,588,127
U.S. Treasury Bills (a)	4.993%	01/23/2025	01/23/2025	263,410,000	262,681,864
U.S. Treasury Bills (a)	5.084%	01/09/2025	01/09/2025	330,000,000	329,701,954
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (c)	4.426%	01/01/2025	04/30/2026	128,800,000	128,797,642
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (c)	4.446%	01/07/2025	10/31/2025	179,206,000	179,133,256
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (c)	4.458%	01/01/2025	07/31/2026	451,260,000	450,791,361
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (c)	4.476%	01/01/2025	01/31/2025	421,000,000	421,004,453
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (c)	4.481%	01/01/2025	10/31/2026	200,140,000	200,222,307
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (c)	4.521%	01/01/2025	01/31/2026	312,905,000	312,902,425
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds	3.949%	01/15/2025	01/15/2025	$105,334,856	$105,274,999
U.S. Treasury Inflation-Indexed Notes	3.954%	01/15/2025	01/15/2025	56,374,902	56,301,374
U.S. Treasury Notes	4.332%	10/31/2025	10/31/2025	3,090,000	3,106,526
U.S. Treasury Notes	4.463%	07/31/2025	07/31/2025	141,190,000	137,875,407
U.S. Treasury Notes	4.464%	07/31/2025	07/31/2025	20,500,000	20,533,101
U.S. Treasury Notes	4.499%	02/28/2025	02/28/2025	5,110,000	5,110,605
U.S. Treasury Notes	5.024%	07/15/2025	07/15/2025	29,060,000	28,758,834
U.S. Treasury Notes	5.048%	06/30/2025	06/30/2025	14,530,000	14,500,809
U.S. Treasury Notes	5.195%	05/31/2025	05/31/2025	43,300,000	42,460,288
U.S. Treasury Notes	5.228%	05/15/2025	05/15/2025	51,720,000	51,217,267
U.S. Treasury Notes	5.244%	04/30/2025	04/30/2025	36,400,000	36,244,894
U.S. Treasury Notes	5.252%	04/30/2025	04/30/2025	23,700,000	23,525,032
TOTAL INVESTMENTS –99.0% (d)(e)					13,976,144,022
Other Assets in Excess of Liabilities —1.0%					147,583,592
NET ASSETS –100.0%					$14,123,727,614
(a)	Rate shown is the discount rate at time of purchase.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$13,976,144,022
Cash	229,912,952
Interest receivable — unaffiliated issuers	16,504,080
Prepaid expenses and other assets	1,953
TOTAL ASSETS	14,222,563,007
LIABILITIES
Payable for investments purchased	97,909,528
Advisory and administrator fee payable	587,817
Custody, sub-administration and transfer agent fees payable	254,337
Trustees’ fees and expenses payable	1,705
Professional fees payable	44,042
Printing fees payable	7,380
Accrued expenses and other liabilities	30,584
TOTAL LIABILITIES	98,835,393
NET ASSETS	$14,123,727,614
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest income — unaffiliated issuers	$680,575,899
EXPENSES
Advisory and administrator fee	6,555,416
Custodian, sub-administrator and transfer agent fees	805,400
Trustees’ fees and expenses	102,709
Professional fees	114,912
Printing and postage fees	15,764
Insurance expense	4,483
Miscellaneous expenses	33,780
TOTAL EXPENSES	7,632,464
NET INVESTMENT INCOME (LOSS)	$672,943,435
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	336,952
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$673,280,387
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$672,943,435	$628,619,951
Net realized gain (loss)	336,952	154,552
Net increase (decrease) in net assets resulting from operations	673,280,387	628,774,503
CAPITAL TRANSACTIONS
Contributions	36,057,022,712	33,503,258,052
Withdrawals	(36,832,811,231)	(32,584,705,766)
Net increase (decrease) in net assets from capital transactions	(775,788,519)	918,552,286
Net increase (decrease) in net assets during the period	(102,508,132)	1,547,326,789
Net assets at beginning of period	14,226,235,746	12,678,908,957
NET ASSETS AT END OF PERIOD	$14,123,727,614	$14,226,235,746
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	5.29%	5.10%	1.49%	0.00%(b)	0.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,123,728	$14,226,236	$12,678,909	$14,060,872	$16,771,503
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.07%	0.06%
Net investment income (loss)	5.13%	4.94%	1.46%	0.00%(b)	0.38%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio’s investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the year ended December 31, 2024.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk).Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy;overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market,credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of a Beneficial Interest in State Street Treasury Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
December 31, 2024 (Unaudited)

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	263,190,618,098.278	2,289,327,786.304
Donna M. Rapaccioli	262,111,997,738.562	3,367,948,146.020
Margaret K. McLaughlin	262,686,036,285.117	2,793,909,599.465
George M. Pereira	261,577,166,126.512	3,902,779,758.070
Mark E. Swanson	263,997,464,067.113	1,482,481,817.469
Jeanne LaPorta	264,404,806,966.210	1,075,138,918.372
12

Annual Financial Statements and Other Information
December 31, 2024
State Street Master Funds
State Street Treasury Plus Money Market Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—51.8%
U.S. Treasury Bills	3.795%	10/02/2025	10/02/2025	$165,770,000	$160,880,923
U.S. Treasury Bills (a)	4.135%	07/03/2025	07/03/2025	150,000,000	146,864,292
U.S. Treasury Bills	4.160%	06/20/2025	06/20/2025	626,020,000	613,774,895
U.S. Treasury Bills	4.203%	06/12/2025	06/12/2025	274,010,000	268,861,326
U.S. Treasury Bills	4.220%	04/22/2025	04/22/2025	350,000,000	345,486,944
U.S. Treasury Bills	4.228%	04/15/2025	04/15/2025	549,500,000	542,838,860
U.S. Treasury Bills	4.236%	04/03/2025	04/03/2025	825,010,000	816,193,979
U.S. Treasury Bills	4.238%	04/29/2025	04/29/2025	550,000,000	542,434,270
U.S. Treasury Bills	4.255%	03/27/2025	03/27/2025	490,310,000	485,415,001
U.S. Treasury Bills	4.260%	05/08/2025	05/08/2025	675,480,000	665,408,593
U.S. Treasury Bills	4.271%	04/17/2025	04/17/2025	612,240,000	604,614,694
U.S. Treasury Bills	4.305%	06/05/2025	06/05/2025	552,050,000	541,906,130
U.S. Treasury Bills	4.310%	05/15/2025	05/15/2025	282,660,000	278,159,189
U.S. Treasury Bills	4.310%	05/22/2025	05/22/2025	548,340,000	539,144,272
U.S. Treasury Bills	4.315%	04/08/2025	04/08/2025	617,500,000	610,392,473
U.S. Treasury Bills	4.315%	04/24/2025	04/24/2025	509,540,000	502,705,434
U.S. Treasury Bills	4.325%	04/10/2025	04/10/2025	674,490,000	666,541,899
U.S. Treasury Bills	4.340%	05/29/2025	05/29/2025	619,860,000	608,898,643
U.S. Treasury Bills	4.341%	05/01/2025	05/01/2025	609,290,000	600,557,846
U.S. Treasury Bills	4.370%	03/18/2025	03/18/2025	326,410,000	323,427,441
U.S. Treasury Bills	4.373%	04/01/2025	04/01/2025	485,200,000	479,939,199
U.S. Treasury Bills	4.393%	03/06/2025	03/06/2025	130,100,000	129,098,624
U.S. Treasury Bills	4.400%	03/11/2025	03/11/2025	279,580,000	277,253,739
U.S. Treasury Bills	4.420%	02/18/2025	02/18/2025	499,810,000	496,925,741
U.S. Treasury Bills	4.420%	02/27/2025	02/27/2025	177,870,000	176,647,429
U.S. Treasury Bills	4.423%	02/04/2025	02/04/2025	873,410,000	869,875,494
U.S. Treasury Bills	4.428%	02/13/2025	02/13/2025	311,660,000	310,051,671
U.S. Treasury Bills	4.430%	01/28/2025	01/28/2025	945,496,800	942,492,757
U.S. Treasury Bills	4.430%	02/11/2025	02/11/2025	555,200,000	552,465,983
U.S. Treasury Bills	4.430%	03/04/2025	03/04/2025	598,960,000	594,465,754
U.S. Treasury Bills	4.445%	02/25/2025	02/25/2025	1,161,410,000	1,153,812,658
U.S. Treasury Bills	4.508%	01/02/2025	01/02/2025	550,010,000	550,010,000
U.S. Treasury Bills	4.541%	03/13/2025	03/13/2025	768,880,000	762,226,219
U.S. Treasury Bills	4.663%	01/21/2025	01/21/2025	490,780,000	489,573,725
U.S. Treasury Bills	4.715%	01/14/2025	01/14/2025	492,980,000	492,204,661
U.S. Treasury Bills	4.770%	02/20/2025	02/20/2025	381,250,000	378,774,036
U.S. Treasury Bills	4.775%	01/07/2025	01/07/2025	246,500,000	246,336,632
U.S. Treasury Bills	4.803%	03/20/2025	03/20/2025	481,123,000	476,724,395
U.S. Treasury Bills	4.930%	01/30/2025	01/30/2025	789,289,800	786,469,201
U.S. Treasury Bills	4.985%	01/16/2025	01/16/2025	1,087,250,000	1,085,252,818
U.S. Treasury Bills	4.993%	01/23/2025	01/23/2025	1,145,160,000	1,142,002,191
U.S. Treasury Bills	5.084%	01/09/2025	01/09/2025	1,183,700,000	1,182,604,701
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (b)	4.426%	01/01/2025	04/30/2026	474,000,000	474,008,844
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (b)	4.446%	01/07/2025	10/31/2025	298,902,000	298,804,760
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (b)	4.458%	01/01/2025	07/31/2026	1,079,190,000	1,078,022,815
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (b)	4.476%	01/01/2025	01/31/2025	135,850,000	135,850,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (b)	4.481%	01/01/2025	10/31/2026	1,811,210,000	1,811,559,097
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (b)	4.521%	01/01/2025	01/31/2026	230,698,000	230,739,372
U.S. Treasury Notes	4.313%	10/31/2025	10/31/2025	44,460,000	43,012,320
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.332%	10/31/2025	10/31/2025	$44,180,000	$44,416,287
U.S. Treasury Notes	4.463%	07/31/2025	07/31/2025	588,315,000	574,502,482
U.S. Treasury Notes	4.464%	07/31/2025	07/31/2025	85,720,000	85,858,424
U.S. Treasury Notes	4.499%	02/28/2025	02/28/2025	21,300,000	21,302,523
U.S. Treasury Notes	5.024%	07/15/2025	07/15/2025	119,110,000	117,875,592
U.S. Treasury Notes	5.048%	06/30/2025	06/30/2025	59,560,000	59,440,343
U.S. Treasury Notes	5.195%	05/31/2025	05/31/2025	380,210,000	372,812,832
U.S. Treasury Notes	5.228%	05/15/2025	05/15/2025	163,160,000	161,574,048
U.S. Treasury Notes	5.244%	04/30/2025	04/30/2025	251,540,000	250,470,637
U.S. Treasury Notes	5.252%	04/30/2025	04/30/2025	82,500,000	81,890,936
TOTAL TREASURY DEBT					29,281,856,044
TREASURY REPURCHASE AGREEMENTS—43.5%
Agreement with Australia and New Zealand Banking Group, dated 12/31/2024 (collateralized by U.S. Treasury Notes, 0.375% – 4.625% due 01/31/2026 – 08/15/2053, valued at $851,318,205); expected proceeds $835,207,822	4.480%	01/02/2025	01/02/2025	835,000,000	835,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Note, 1.500% due 02/15/2030 and U.S. Treasury Inflation Index Notes, 0.125% - 1.625% due 10/15/2029 - 01/15/2030, valued at $229,190,977); expected proceeds $224,752,550	4.450%	01/02/2025	01/02/2025	224,697,000	224,697,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 05/08/2025 - 11/28/2025, U.S. Treasury Bonds, 2.375% - 4.750% due 02/15/2038 - 08/15/2052, U.S. Treasury Inflation Index Bonds, 0.750% - 2.375% due 01/15/2027 - 02/15/2048, U.S. Treasury Inflation Index Notes, 0.375% - 1.250% due 07/15/2025 - 07/15/2032 and U.S. Treasury Notes, 0.250% - 4.500% due 02/15/2025 - 05/15/2034, valued at $698,700,060); expected proceeds $685,169,347	4.450%	01/02/2025	01/02/2025	685,000,000	685,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bill, 0.000% due 04/17/2025, U.S. Treasury Bonds, 2.375% - 5.375% due 02/15/2031 - 08/15/2052, U.S. Treasury Inflation Index Notes, 0.125% - 1.250% due 01/15/2027 - 01/15/2030 and U.S. Treasury Notes, 0.375% - 4.500% due 05/31/2025 - 08/31/2031, valued at $561,000,090); expected proceeds $550,131,389	4.300%	01/02/2025	01/02/2025	550,000,000	550,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2026 and U.S. Treasury Notes, 4.125% - 4.500% due 11/15/2025 - 07/31/2031, valued at $71,400,055); expected proceeds $70,017,344	4.460%	01/02/2025	01/02/2025	70,000,000	70,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/12/2024 (collateralized by U.S. Treasury Bonds, 4.375% - 4.625% due 02/15/2038 - 05/15/2044, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2040, U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 07/15/2027 - 01/15/2031, U.S. Treasury Notes, 1.625% - 5.000% due 09/30/2025 - 05/15/2034 and U.S. Treasury Strips, 0.000% due 02/15/2025 - 02/15/2052, valued at $510,000,000); expected proceeds $508,251,250	4.830%	01/07/2025	01/13/2025	500,000,000	500,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/20/2024 (collateralized by a U.S. Treasury Note, 4.875% due 11/30/2025, valued at $204,000,037); expected proceeds $203,067,556 (c)	4.640%	01/17/2025	01/17/2025	$200,000,000	$200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 11/19/2024 (collateralized by U.S. Treasury Notes, 0.750% - 0.875% due 09/30/2026 - 01/31/2028, valued at $204,000,022); expected proceeds $203,020,000 (c)	4.530%	01/17/2025	03/19/2025	200,000,000	200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 11/21/2024 (collateralized by a U.S. Treasury Note, 3.500% due 01/31/2030, valued at $153,000,010); expected proceeds $152,275,000 (c)	4.550%	03/21/2025	03/21/2025	150,000,000	150,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Notes, 3.500% - 4.000% due 09/30/2026 - 02/15/2034, valued at $484,500,083); expected proceeds $475,117,431	4.450%	01/02/2025	01/02/2025	475,000,000	475,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $15,116,454); expected proceeds $14,823,664	4.450%	01/02/2025	01/02/2025	14,820,000	14,820,000
Agreement with Deutsche Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bonds, 1.125% - 2.875% due 05/15/2040 - 02/15/2050, valued at $25,500,032); expected proceeds $25,006,181	4.450%	01/02/2025	01/02/2025	25,000,000	25,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bond, 3.750% due 08/15/2041, valued at $2,200,519,521); expected proceeds $2,200,519,444	4.250%	01/02/2025	01/02/2025	2,200,000,000	2,200,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 10/30/2024 (collateralized by U.S. Treasury Bills, 0.000% due 03/06/2025 - 06/05/2025, U.S. Treasury Bonds, 2.250% - 6.750% due 08/15/2026 - 02/15/2052 and U.S. Treasury Notes, 1.125% - 5.000% due 02/28/2025 - 11/30/2031, valued at $510,000,030); expected proceeds $505,418,056 (c)	4.700%	01/21/2025	01/21/2025	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 11/18/2024 (collateralized by U.S. Treasury Bonds, 2.875% - 4.500% due 08/15/2039 - 11/15/2046 and U.S. Treasury Notes, 1.125% - 4.500% due 07/31/2026 - 02/28/2030, valued at $255,000,065); expected proceeds $252,459,722 (c)	4.600%	02/03/2025	02/03/2025	250,000,000	250,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/27/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/21/2025 - 09/04/2025, valued at $239,700,060); expected proceeds $235,202,426	4.430%	01/03/2025	01/03/2025	235,000,000	235,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/30/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/21/2025 - 12/26/2025, U.S. Treasury Bonds, 1.125% - 4.375% due 05/15/2040 - 11/15/2051 and U.S. Treasury Notes, 1.375% - 4.000% due 02/15/2025 - 05/15/2031, valued at $510,000,065); expected proceeds $500,247,778	4.460%	01/03/2025	01/03/2025	$500,000,000	$500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2027, valued at $765,000,079); expected proceeds $750,185,417	4.450%	01/02/2025	01/02/2025	750,000,000	750,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/07/2025 - 10/30/2025, U.S. Treasury Bonds, 1.250% - 4.625% due 11/15/2040 - 08/15/2051 and U.S. Treasury Notes, 0.750% - 4.625% due 01/31/2025 - 08/15/2034, valued at $2,652,000,048); expected proceeds $2,600,644,222	4.460%	01/02/2025	01/02/2025	2,600,000,000	2,600,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/30/2025 - 10/02/2025, a U.S. Treasury Bond, 5.250% due 02/15/2029 and U.S. Treasury Notes, 0.250% - 4.250% due 01/31/2025 - 08/15/2031, valued at $362,100,017); expected proceeds $355,087,764	4.450%	01/02/2025	01/02/2025	355,000,000	355,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bonds, 1.125% - 7.625% due 02/15/2025 - 05/15/2040 and U.S. Treasury Notes, 0.375% - 4.625% due 01/15/2025 - 02/15/2032, valued at $2,448,000,014); expected proceeds $2,400,594,667	4.460%	01/02/2025	01/02/2025	2,400,000,000	2,400,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2024 (collateralized by a U.S. Treasury Note, 1.250% due 08/15/2031, valued at $508,590,595); expected proceeds $ 512,444,444	4.480%	01/02/2025	01/02/2025	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2024 (collateralized by U.S. Treasury Notes, 1.375% – 4.625% due 10/31/2028 – 05/15/2043, valued at $2,039,191,888); expected proceeds $2,000,497,778	4.480%	01/02/2025	01/02/2025	2,000,000,000	2,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/26/2024 (collateralized by a U.S. Treasury Note, 4.250% due 12/31/2026 and U.S. Treasury Strips, 0.000% due 08/15/2039 - 11/15/2042, valued at $229,500,001); expected proceeds $225,197,750	4.520%	01/02/2025	01/02/2025	225,000,000	225,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bond, 4.375% due 05/15/2041, a U.S. Treasury Inflation Index Bond, 0.875% due 02/15/2047, a U.S. Treasury Inflation Index Note, 2.125% due 04/15/2029, U.S. Treasury Notes, 3.375% - 4.500% due 03/31/2026 - 06/30/2029 and U.S. Treasury Strips, 0.000% due 02/15/2030 - 05/15/2051, valued at $999,600,001); expected proceeds $980,242,278	4.450%	01/02/2025	01/02/2025	980,000,000	980,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2025 - 11/15/2030, valued at $209,100,000); expected proceeds $205,050,681	4.450%	01/02/2025	01/02/2025	$205,000,000	$205,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/10/2024 (collateralized by a U.S. Treasury Note, 4.500% due 12/31/2031, valued at $255,000,010); expected proceeds $250,914,583	4.390%	01/01/2025	01/07/2025	250,000,000	250,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Bond, 5.375% due 02/15/2031 and U.S. Treasury Notes, 3.375% - 4.250% due 02/28/2031 - 05/15/2033, valued at $102,000,074); expected proceeds $100,024,722	4.450%	01/02/2025	01/02/2025	100,000,000	100,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bonds, 2.000% - 6.375% due 08/15/2027 - 11/15/2054, U.S. Treasury Inflation Index Bonds, 0.125% - 1.375% due 02/15/2044 - 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% - 1.750% due 04/15/2025 - 01/15/2034, U.S. Treasury Notes, 0.375% - 4.875% due 11/30/2025 - 02/15/2034 and a U.S. Treasury Strip, 0.000% due 02/15/2028, valued at $510,000,000); expected proceeds $500,123,611	4.450%	01/02/2025	01/02/2025	500,000,000	500,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 12/31/2024 (collateralized by U.S. Treasury Notes, 0.375% – 6.750%, due 12/31/2025 – 08/15/2054, valued at $713,806,669); expected proceeds $700,173,444	4.460%	01/02/2025	01/02/2025	700,000,000	700,000,000
Agreement with National Australia Bank, Ltd., dated 12/31/2024 (collateralized by a U.S. Treasury Note, 4.250% due 12/31/2026, valued at $117,325,813); expected proceeds $115,028,558	4.470%	01/02/2025	01/02/2025	115,000,000	115,000,000
Agreement with Prudential Insurance Co., dated 12/31/2024 (collateralized by U.S. Treasury Notes, 2.250% – 4.250% due 08/15/2049 – 08/15/2054 and a U.S. Treasury Strip, 0.000% due 02/15/2030, valued at $128,315,263); expected proceeds $125,460,480	4.500%	01/02/2025	01/02/2025	125,429,123	125,429,123
Agreement with Prudential Insurance Co., dated 12/31/2024 (collateralized by U.S. Treasury Notes, 2.875% – 3.125% due 05/15/2032 – 08/15/2052 and U.S. Treasury Strips, 0.000% due 02/15/2030 – 11/15/2041, valued at $205,873,837); expected proceeds $200,998,615	4.500%	01/02/2025	01/02/2025	200,948,378	200,948,378
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Inflation Index Bonds, 0.750% - 1.375% due 02/15/2044 - 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% - 1.375% due 01/15/2027 - 07/15/2033 and U.S. Treasury Notes, 0.375% - 3.500% due 11/30/2025 - 02/15/2033, valued at $683,400,061); expected proceeds $670,165,639	4.450%	01/02/2025	01/02/2025	670,000,000	670,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Notes, 0.625% - 4.125% due 09/30/2026 - 08/15/2030, valued at $969,000,003); expected proceeds $950,234,861	4.450%	01/02/2025	01/02/2025	950,000,000	950,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Santander and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/23/2025 - 10/30/2025, U.S. Treasury Bonds, 1.375% - 6.125% due 08/15/2029 - 08/15/2054 and U.S. Treasury Notes, 0.875% - 5.000% due 03/15/2025 - 11/15/2034, valued at $1,020,000,073); expected proceeds $1,000,247,222	4.450%	01/02/2025	01/02/2025	$1,000,000,000	$1,000,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 10/15/2024 (collateralized by a U.S. Treasury Note, 4.500% due 12/31/2031, valued at $122,400,045); expected proceeds $121,880,000 (c)	4.700%	02/12/2025	02/12/2025	120,000,000	120,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 10/25/2024 (collateralized by a U.S. Treasury Note, 4.500% due 12/31/2031, valued at $117,300,085); expected proceeds $116,354,125 (c)	4.710%	01/23/2025	01/23/2025	115,000,000	115,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 11/14/2024 (collateralized by a U.S. Treasury Note, 4.000% due 07/31/2029, valued at $193,800,021); expected proceeds $192,170,750 (c)	4.570%	02/12/2025	02/12/2025	190,000,000	190,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 11/26/2024 (collateralized by U.S. Treasury Notes, 4.000% due 07/31/2029 - 02/15/2034, valued at $255,000,092); expected proceeds $253,816,667 (c)	4.580%	03/26/2025	03/26/2025	250,000,000	250,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by a U.S. Treasury Note, 2.875% due 04/30/2029, valued at $13,132,516); expected proceeds $12,878,183	4.450%	01/02/2025	01/02/2025	12,875,000	12,875,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bonds, 3.000% - 3.875% due 02/15/2043 - 05/15/2047, U.S. Treasury Inflation Index Bonds, 1.000% - 3.625% due 04/15/2028 - 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% - 0.625% due 01/15/2026 - 07/15/2032 and U.S. Treasury Notes, 0.375% - 4.875% due 06/15/2025 - 02/15/2031, valued at $836,400,012); expected proceeds $820,202,722	4.450%	01/02/2025	01/02/2025	820,000,000	820,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Notes, 4.250% - 4.625% due 12/31/2026 - 04/30/2029, valued at $209,100,086); expected proceeds $205,050,681	4.450%	01/02/2025	01/02/2025	205,000,000	205,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Bills, 0.000% due 01/09/2025 - 10/30/2025, U.S. Treasury Bonds, 1.250% - 6.750% due 08/15/2026 - 05/15/2050, U.S. Treasury Inflation Index Bonds, 0.125% - 3.375% due 01/15/2026 - 02/15/2053, U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 04/15/2025 - 07/15/2034, U.S. Treasury Notes, 0.250% - 4.625% due 04/30/2025 - 06/30/2031 and U.S. Treasury Strips, 0.000% due 02/15/2025 - 11/15/2052, valued at $127,500,006); expected proceeds $125,030,903	4.450%	01/02/2025	01/02/2025	125,000,000	125,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2024 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% - 3.875% due 01/15/2025 - 02/15/2054 and U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 01/15/2025 - 01/15/2034, valued at $510,126,180); expected proceeds $500,123,611	4.450%	01/02/2025	01/02/2025	$500,000,000	$500,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					24,578,769,501
TOTAL INVESTMENTS (d)(e)–95.3%					53,860,625,545
Other Assets in Excess of Liabilities —4.7%					2,654,783,412
NET ASSETS –100.0%					$56,515,408,957
(a)	When-issued security.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $1,975,000,000 or 3.5% of net assets as of December 31, 2024.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$29,281,856,044
Repurchase agreements, at value and amortized cost	24,578,769,501
Total Investments	53,860,625,545
Cash	2,741,025,579
Interest receivable — unaffiliated issuers	63,210,704
Other receivable	659,290
Prepaid expenses and other assets	7,519
TOTAL ASSETS	56,665,528,637
LIABILITIES
Payable for investments purchased	146,864,292
Advisory and administrator fee payable	2,318,082
Custody, sub-administration and transfer agent fees payable	785,061
Trustees’ fees and expenses payable	4,181
Professional fees payable	61,833
Printing fees payable	22,443
Accrued expenses and other liabilities	63,788
TOTAL LIABILITIES	150,119,680
NET ASSETS	$56,515,408,957
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest income — unaffiliated issuers	2,587,484,914
EXPENSES
Advisory and administrator fee	24,905,996
Custodian, sub-administrator and transfer agent fees	2,994,502
Trustees’ fees and expenses	306,544
Professional fees	341,311
Printing and postage fees	65,411
Insurance expense	14,158
Miscellaneous expenses	101,841
TOTAL EXPENSES	28,729,763
NET INVESTMENT INCOME (LOSS)	$2,558,755,151
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(61,195)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,558,693,956
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,558,755,151	$1,870,955,642
Net realized gain (loss)	(61,195)	1,798
Net increase (decrease) in net assets resulting from operations	2,558,693,956	1,870,957,440
CAPITAL TRANSACTIONS
Contributions	217,367,694,672	149,191,392,523
Withdrawals	(209,524,911,840)	(148,635,513,106)
Net increase (decrease) in net assets from capital transactions	7,842,782,832	555,879,417
Net increase (decrease) in net assets during the period	10,401,476,788	2,426,836,857
Net assets at beginning of period	46,113,932,169	43,687,095,312
NET ASSETS AT END OF PERIOD	$56,515,408,957	$46,113,932,169
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	5.30%	5.17%	1.65%	0.01%	0.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$56,515,409	$46,113,932	$43,687,095	$27,061,311	$28,049,358
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	5.14%	5.01%	1.91%	0.01%	0.41%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio’s investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2024, the Portfolio had invested in repurchase agreements with the gross values of $24,578,769,501 and associated collateral equal to $25,025,509,255.
5.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the fiscal year ended December 31, 2024.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk).Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy;overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market,credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of a Beneficial Interest in State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
December 31, 2024 (Unaudited)

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	263,190,618,098.278	2,289,327,786.304
Donna M. Rapaccioli	262,111,997,738.562	3,367,948,146.020
Margaret K. McLaughlin	262,686,036,285.117	2,793,909,599.465
George M. Pereira	261,577,166,126.512	3,902,779,758.070
Mark E. Swanson	263,997,464,067.113	1,482,481,817.469
Jeanne LaPorta	264,404,806,966.210	1,075,138,918.372
18

Annual Financial Statements and Other Information
December 31, 2024
State Street Master Funds
State Street International Developed Equity Index Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description	Shares	Value
COMMON STOCKS — 96.9%
AUSTRALIA — 7.2%
ANZ Group Holdings Ltd.	627,122	$11,081,588
APA Group Stapled Security	257,937	1,113,121
Aristocrat Leisure Ltd.	120,213	5,088,028
ASX Ltd.	42,515	1,713,112
BHP Group Ltd.	1,072,695	26,267,501
BlueScope Steel Ltd.	91,093	1,054,121
Brambles Ltd.	299,415	3,566,766
CAR Group Ltd.	81,622	1,820,822
Cochlear Ltd.	13,707	2,460,122
Coles Group Ltd.	276,072	3,228,868
Commonwealth Bank of Australia	353,262	33,519,183
Computershare Ltd.	114,354	2,403,738
Endeavour Group Ltd. (a)	319,135	829,889
Fortescue Ltd.	351,512	3,971,907
Glencore PLC (b)	2,186,184	9,676,010
Goodman Group REIT	363,141	8,013,256
GPT Group REIT	436,497	1,181,024
Insurance Australia Group Ltd.	496,357	2,599,923
Lottery Corp. Ltd.	499,905	1,529,010
Macquarie Group Ltd.	76,297	10,470,591
Medibank Pvt Ltd.	581,059	1,363,501
Mineral Resources Ltd. (a)	34,833	738,665
Mirvac Group REIT	797,874	926,257
National Australia Bank Ltd.	646,536	14,851,237
Northern Star Resources Ltd.	240,006	2,294,380
Orica Ltd.	97,898	1,004,973
Origin Energy Ltd.	361,261	2,438,056
Pro Medicus Ltd.	12,004	1,858,962
Qantas Airways Ltd. (b)	166,782	926,270
QBE Insurance Group Ltd.	314,970	3,744,264
Ramsay Health Care Ltd.	40,514	866,410
REA Group Ltd. (a)	10,601	1,531,356
Reece Ltd.	48,540	672,598
Rio Tinto Ltd.	79,415	5,775,486
Rio Tinto PLC	237,239	14,032,888
Santos Ltd.	708,009	2,928,271
Scentre Group REIT	1,088,417	2,311,455
SEEK Ltd.	70,304	982,444
SGH Ltd.	41,736	1,191,522
Sonic Healthcare Ltd.	97,004	1,622,222
South32 Ltd.	948,290	1,996,255
Stockland REIT	532,718	1,583,196
Suncorp Group Ltd.	271,866	3,199,875
Telstra Group Ltd.	849,627	2,109,447
Transurban Group Stapled Security	658,153	5,456,366
Treasury Wine Estates Ltd.	169,922	1,191,998
Vicinity Ltd. REIT	773,415	1,005,606
Washington H Soul Pattinson & Co. Ltd. (a)	54,869	1,162,527
Wesfarmers Ltd.	239,145	10,591,209
Westpac Banking Corp.	727,852	14,564,998
WiseTech Global Ltd.	38,314	2,871,800
Security Description	Shares	Value
Woodside Energy Group Ltd.	395,052	$6,017,074
Woolworths Group Ltd.	262,210	4,949,971
		250,350,119
AUSTRIA — 0.2%
Erste Group Bank AG	69,820	4,320,125
Mondi PLC	88,803	1,325,705
OMV AG	31,517	1,221,869
Verbund AG	14,316	1,037,695
		7,905,394
BELGIUM — 0.7%
Ageas SA	35,685	1,733,040
Anheuser-Busch InBev SA	189,457	9,465,817
D'ieteren Group	4,423	736,009
Elia Group SA	5,712	440,059
Groupe Bruxelles Lambert NV	16,553	1,132,139
KBC Group NV	47,775	3,687,570
Lotus Bakeries NV	87	971,154
Sofina SA	3,290	744,044
Syensqo SA	14,831	1,083,625
UCB SA	27,013	5,376,211
Warehouses De Pauw CVA REIT	36,020	708,676
		26,078,344
BRAZIL — 0.0% (c)
Yara International ASA	33,994	901,947
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	36,440	650,334
CHILE — 0.1%
Antofagasta PLC	84,184	1,676,369
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	767,000	2,463,539
Prosus NV	288,244	11,446,581
SITC International Holdings Co. Ltd.	293,000	780,785
Wharf Holdings Ltd.	230,000	646,953
Wilmar International Ltd.	385,400	875,781
Yangzijiang Shipbuilding Holdings Ltd.	549,600	1,204,592
		17,418,231
DENMARK — 2.8%
AP Moller - Maersk AS Class A	572	919,967
AP Moller - Maersk AS Class B	980	1,629,941
Carlsberg AS Class B	20,657	1,983,292
Coloplast AS Class B	26,041	2,852,157
Danske Bank AS	143,203	4,058,835
Demant AS (b)	21,084	775,763
DSV AS	43,136	9,183,422
Genmab AS (b)	13,018	2,717,807
Novo Nordisk AS Class B	679,795	58,634,409
Novonesis (Novozymes) B Class B	74,946	4,245,518
Orsted AS (b) (d)	39,429	1,779,773

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Pandora AS	16,910	$3,092,746
Rockwool AS Class B	2,037	724,597
Tryg AS	69,763	1,471,113
Vestas Wind Systems AS (b)	212,304	2,911,181
Zealand Pharma AS (b)	12,758	1,268,679
		98,249,200
FINLAND — 0.9%
Elisa OYJ	28,435	1,230,778
Fortum OYJ (a)	91,577	1,281,600
Kesko OYJ Class B (a)	57,821	1,090,560
Kone OYJ Class B	72,534	3,534,845
Metso OYJ	131,475	1,223,561
Neste OYJ (a)	83,742	1,059,416
Nokia OYJ	1,116,757	4,938,210
Nordea Bank Abp (e)	586,434	6,396,540
Nordea Bank Abp (e)	80,547	878,531
Orion OYJ Class B	23,610	1,045,892
Sampo OYJ Class A	102,588	4,188,784
Stora Enso OYJ Class R (a)	115,387	1,160,865
UPM-Kymmene OYJ	111,097	3,054,091
Wartsila OYJ Abp	109,023	1,931,527
		33,015,200
FRANCE — 9.0%
Accor SA	41,600	2,026,333
Aeroports de Paris SA	7,553	873,620
Air Liquide SA	121,525	19,746,678
Airbus SE	124,934	20,023,759
Alstom SA (b)	72,423	1,616,871
Amundi SA (d)	13,592	903,584
Arkema SA	11,768	896,263
AXA SA	370,759	13,176,167
BioMerieux	9,383	1,005,616
BNP Paribas SA	214,316	13,142,353
Bollore SE	139,783	859,787
Bouygues SA	38,117	1,126,478
Bureau Veritas SA	65,820	1,999,715
Capgemini SE	32,964	5,398,328
Carrefour SA	112,192	1,595,080
Cie de Saint-Gobain SA	95,757	8,497,702
Cie Generale des Etablissements Michelin SCA	140,423	4,623,975
Covivio SA REIT	11,567	584,029
Credit Agricole SA	218,700	3,009,705
Danone SA	136,228	9,186,094
Dassault Aviation SA	4,199	857,438
Dassault Systemes SE	143,072	4,963,061
Edenred SE	50,069	1,646,125
Eiffage SA	16,658	1,461,366
Engie SA	389,609	6,176,669
EssilorLuxottica SA	62,541	15,257,741
Eurazeo SE	9,058	674,859
Gecina SA REIT	8,880	831,710
Getlink SE	64,204	1,024,174
Hermes International SCA	6,665	16,025,533
Security Description	Shares	Value
Ipsen SA	8,846	$1,014,016
Kering SA	15,977	3,941,652
Klepierre SA REIT	43,119	1,241,262
La Francaise des Jeux SACA (d)	20,442	787,862
Legrand SA	56,194	5,472,083
L'Oreal SA	50,495	17,874,508
LVMH Moet Hennessy Louis Vuitton SE	58,059	38,206,322
Orange SA	386,764	3,855,958
Pernod Ricard SA	42,440	4,790,182
Publicis Groupe SA	47,706	5,088,155
Renault SA	41,945	2,043,572
Rexel SA	48,954	1,247,020
Safran SA	76,368	16,772,670
Sartorius Stedim Biotech	6,250	1,221,243
SEB SA	4,806	435,454
Societe Generale SA	154,343	4,340,771
Sodexo SA	17,895	1,474,083
Teleperformance SE	11,251	968,382
Thales SA	19,704	2,828,944
TotalEnergies SE	456,320	25,218,359
Unibail-Rodamco-Westfield REIT (b)	24,951	1,878,849
Veolia Environnement SA	149,726	4,203,169
Vinci SA	105,429	10,888,789
		315,004,118
GERMANY — 8.9%
adidas AG	34,227	8,415,777
Allianz SE	82,827	25,449,343
BASF SE	188,462	8,261,470
Bayer AG	210,606	4,205,424
Bayerische Motoren Werke AG	60,266	4,927,486
Bayerische Motoren Werke AG Preference Shares	11,599	868,645
Bechtle AG	15,089	483,774
Beiersdorf AG	20,452	2,626,078
Brenntag SE	26,021	1,564,339
Carl Zeiss Meditec AG	8,085	378,382
Commerzbank AG	203,650	3,343,306
Continental AG	22,399	1,508,812
Covestro AG (b)	38,096	2,288,008
CTS Eventim AG & Co. KGaA	12,864	1,087,092
Daimler Truck Holding AG	106,594	4,081,392
Deutsche Bank AG	404,822	6,983,612
Deutsche Boerse AG	39,432	9,080,338
Deutsche Lufthansa AG	121,904	783,175
Deutsche Post AG	215,499	7,605,055
Deutsche Telekom AG	738,311	22,114,600
Dr. Ing hc F Porsche AG Preference Shares (d)	22,844	1,383,862
E.ON SE	480,208	5,591,598
Evonik Industries AG	52,799	917,444
Fresenius Medical Care AG	45,500	2,070,951
Fresenius SE & Co. KGaA (b)	87,056	3,020,777
GEA Group AG	32,791	1,628,285

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Hannover Rueck SE	12,983	$3,250,095
Heidelberg Materials AG	28,438	3,512,699
Henkel AG & Co. KGaA	23,221	1,788,974
Henkel AG & Co. KGaA Preference Shares	36,277	3,181,742
Infineon Technologies AG	275,680	8,995,635
Knorr-Bremse AG	14,406	1,045,255
LEG Immobilien SE	14,932	1,266,085
Mercedes-Benz Group AG	158,095	8,811,094
Merck KGaA	26,831	3,903,206
MTU Aero Engines AG	11,484	3,834,310
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,150	14,198,637
Nemetschek SE	11,865	1,152,201
Porsche Automobil Holding SE Preference Shares	30,321	1,142,125
Puma SE	21,180	973,544
Rational AG	1,075	920,434
Rheinmetall AG	9,089	5,805,068
RWE AG	131,342	3,921,014
SAP SE	220,012	54,098,984
Sartorius AG Preference Shares	5,826	1,294,296
Scout24 SE (d)	16,926	1,493,027
Siemens AG	160,606	31,306,733
Siemens Energy AG (b)	135,262	7,176,148
Siemens Healthineers AG (d)	59,054	3,117,404
Symrise AG	28,874	3,079,024
Talanx AG	13,519	1,149,423
Volkswagen AG Preference Shares	44,237	4,080,152
Vonovia SE	153,545	4,672,769
Zalando SE (b) (d)	44,998	1,504,821
		311,343,924
HONG KONG — 1.8%
AIA Group Ltd.	2,299,200	16,663,980
CK Asset Holdings Ltd.	395,899	1,625,806
CK Infrastructure Holdings Ltd.	136,000	1,011,078
CLP Holdings Ltd.	352,000	2,959,030
Futu Holdings Ltd. ADR	10,900	871,891
Hang Seng Bank Ltd.	151,900	1,868,452
Henderson Land Development Co. Ltd.	322,436	979,601
HKT Trust & HKT Ltd. Stapled Security	811,000	1,002,272
Hong Kong & China Gas Co. Ltd.	2,331,995	1,864,287
Hong Kong Exchanges & Clearing Ltd.	254,130	9,644,440
Hongkong Land Holdings Ltd.	238,600	1,061,770
Jardine Matheson Holdings Ltd.	33,000	1,352,010
Link REIT	527,591	2,231,138
MTR Corp. Ltd.	325,012	1,133,867
Power Assets Holdings Ltd.	300,500	2,096,705
Security Description	Shares	Value
Prudential PLC	559,722	$4,465,343
Sino Land Co. Ltd.	824,456	833,164
Sun Hung Kai Properties Ltd.	298,500	2,868,585
Swire Pacific Ltd. Class A	84,500	766,357
Techtronic Industries Co. Ltd.	293,000	3,866,207
WH Group Ltd. (d)	1,695,266	1,311,614
Wharf Real Estate Investment Co. Ltd.	360,000	920,397
		61,397,994
IRELAND — 0.4%
AerCap Holdings NV	41,900	4,009,830
AIB Group PLC	381,929	2,107,948
Bank of Ireland Group PLC	206,491	1,882,912
Kerry Group PLC Class A	32,065	3,096,209
Kingspan Group PLC	32,636	2,380,828
		13,477,727
ISRAEL — 0.8%
Azrieli Group Ltd.	8,514	703,103
Bank Hapoalim BM	270,651	3,269,814
Bank Leumi Le-Israel BM	319,182	3,797,439
Check Point Software Technologies Ltd. (b)	18,410	3,437,147
Elbit Systems Ltd.	5,427	1,419,437
Global-e Online Ltd. (b)	20,000	1,090,600
ICL Group Ltd.	150,007	741,051
Israel Discount Bank Ltd. Class A	250,161	1,710,925
Mizrahi Tefahot Bank Ltd.	35,020	1,514,732
Nice Ltd. (b)	13,438	2,291,023
Teva Pharmaceutical Industries Ltd. ADR (b)	244,528	5,389,397
Wix.com Ltd. (b)	11,200	2,402,960
		27,767,628
ITALY — 2.6%
Amplifon SpA	25,292	651,503
Banco BPM SpA	270,244	2,187,318
BPER Banca SpA	210,621	1,342,850
Coca-Cola HBC AG	45,089	1,542,746
Davide Campari-Milano NV (a)	137,235	858,584
DiaSorin SpA	5,195	535,655
Enel SpA	1,713,263	12,222,010
Eni SpA	486,320	6,649,803
Ferrari NV	26,558	11,328,439
FinecoBank Banca Fineco SpA	130,112	2,270,044
Generali	200,991	5,684,495
Infrastrutture Wireless Italiane SpA (d)	65,940	669,606
Intesa Sanpaolo SpA	3,081,647	12,355,741
Leonardo SpA	87,378	2,350,006
Mediobanca Banca di Credito Finanziario SpA	101,803	1,486,224
Moncler SpA	50,305	2,654,730
Nexi SpA (b) (d)	118,542	659,600
Poste Italiane SpA (d)	94,478	1,335,757

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Prysmian SpA	59,879	$3,830,742
Recordati Industria Chimica e Farmaceutica SpA	21,225	1,112,332
Snam SpA (a)	419,665	1,859,643
Telecom Italia SpA (b)	1,880,790	480,523
Terna - Rete Elettrica Nazionale	290,944	2,298,210
UniCredit SpA	310,387	12,426,287
Unipol Gruppo SpA	84,116	1,050,128
		89,842,976
JAPAN — 22.3%
Advantest Corp.	161,600	9,199,204
Aeon Co. Ltd.	134,600	3,153,805
AGC, Inc. (a)	39,100	1,143,492
Aisin Corp.	113,400	1,268,417
Ajinomoto Co., Inc.	96,600	3,937,298
ANA Holdings, Inc.	35,300	641,432
Asahi Group Holdings Ltd.	297,600	3,125,703
Asahi Kasei Corp.	267,500	1,845,307
Asics Corp.	146,700	2,865,160
Astellas Pharma, Inc.	390,400	3,795,529
Bandai Namco Holdings, Inc.	121,800	2,907,768
Bridgestone Corp. (a)	123,000	4,139,278
Brother Industries Ltd.	49,800	843,410
Canon, Inc. (a)	197,600	6,425,929
Capcom Co. Ltd.	74,600	1,624,723
Central Japan Railway Co.	160,700	3,019,174
Chiba Bank Ltd.	117,700	908,277
Chubu Electric Power Co., Inc.	127,700	1,341,283
Chugai Pharmaceutical Co. Ltd.	142,300	6,280,129
Concordia Financial Group Ltd.	218,700	1,204,152
Dai Nippon Printing Co. Ltd.	82,600	1,157,237
Daifuku Co. Ltd.	64,500	1,326,707
Dai-ichi Life Holdings, Inc.	194,000	5,175,473
Daiichi Sankyo Co. Ltd.	369,300	10,117,139
Daikin Industries Ltd.	55,800	6,518,454
Daito Trust Construction Co. Ltd.	12,300	1,376,691
Daiwa House Industry Co. Ltd.	123,500	3,796,056
Daiwa Securities Group, Inc.	284,400	1,878,889
Denso Corp.	404,900	5,588,927
Dentsu Group, Inc. (a)	42,000	1,010,474
Disco Corp.	19,800	5,258,676
East Japan Railway Co.	196,200	3,478,969
Eisai Co. Ltd.	50,300	1,371,260
ENEOS Holdings, Inc.	582,600	3,060,008
FANUC Corp.	200,600	5,246,434
Fast Retailing Co. Ltd.	40,200	13,577,094
Fuji Electric Co. Ltd.	28,700	1,536,157
FUJIFILM Holdings Corp.	240,000	4,971,353
Fujikura Ltd.	52,800	2,158,139
Fujitsu Ltd.	353,900	6,224,131
Hankyu Hanshin Holdings, Inc.	51,900	1,354,338
Hikari Tsushin, Inc.	4,000	869,222
Security Description	Shares	Value
Hitachi Construction Machinery Co. Ltd.	23,300	$517,010
Hitachi Ltd.	980,400	24,038,303
Honda Motor Co. Ltd.	947,800	9,034,441
Hoshizaki Corp.	22,800	897,530
Hoya Corp.	73,500	9,132,550
Hulic Co. Ltd. (a)	105,100	913,949
Idemitsu Kosan Co. Ltd.	191,200	1,260,921
Inpex Corp. (a)	199,500	2,512,955
Isuzu Motors Ltd.	127,300	1,733,749
ITOCHU Corp. (a)	250,400	12,327,759
Japan Airlines Co. Ltd.	25,500	402,466
Japan Exchange Group, Inc.	207,700	2,307,232
Japan Post Bank Co. Ltd.	302,400	2,861,543
Japan Post Holdings Co. Ltd.	414,600	3,909,191
Japan Post Insurance Co. Ltd.	42,100	774,206
Japan Real Estate Investment Corp. REIT	1,240	851,844
Japan Tobacco, Inc. (a)	253,800	6,518,351
JFE Holdings, Inc.	130,100	1,466,662
Kajima Corp.	84,900	1,539,762
Kansai Electric Power Co., Inc.	193,500	2,147,255
Kao Corp.	99,300	4,022,561
Kawasaki Kisen Kaisha Ltd.	81,300	1,157,999
KDDI Corp.	323,500	10,315,795
Keyence Corp.	40,900	16,644,247
Kikkoman Corp.	152,200	1,692,044
Kirin Holdings Co. Ltd. (a)	163,000	2,118,903
Kobe Bussan Co. Ltd.	32,500	711,287
Kokusai Electric Corp. (a)	28,200	369,964
Komatsu Ltd.	182,100	4,966,670
Konami Group Corp.	20,700	1,939,183
Kubota Corp. (a)	206,600	2,396,229
Kyocera Corp.	280,500	2,783,512
Kyowa Kirin Co. Ltd.	52,900	796,445
Lasertec Corp. (a)	16,800	1,576,771
LY Corp.	624,500	1,653,178
M3, Inc.	89,400	775,550
Makita Corp.	47,500	1,446,127
Marubeni Corp.	295,600	4,441,757
MatsukiyoCocokara & Co.	68,800	1,002,831
McDonald's Holdings Co. Japan Ltd. (a)	19,400	762,969
MEIJI Holdings Co. Ltd.	50,400	1,026,536
Minebea Mitsumi, Inc.	75,000	1,202,773
Mitsubishi Chemical Group Corp.	289,100	1,461,855
Mitsubishi Corp.	704,300	11,537,121
Mitsubishi Electric Corp.	406,200	6,867,062
Mitsubishi Estate Co. Ltd.	238,100	3,309,134
Mitsubishi HC Capital, Inc.	194,800	1,285,288
Mitsubishi Heavy Industries Ltd.	675,800	9,434,410
Mitsubishi UFJ Financial Group, Inc.	2,347,400	27,437,462
Mitsui & Co. Ltd.	535,600	11,120,945

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Mitsui Chemicals, Inc.	35,100	$767,115
Mitsui Fudosan Co. Ltd.	574,500	4,599,871
Mitsui OSK Lines Ltd.	72,200	2,515,397
Mizuho Financial Group, Inc.	508,040	12,417,146
MonotaRO Co. Ltd.	53,900	917,045
MS&AD Insurance Group Holdings, Inc.	269,500	5,827,377
Murata Manufacturing Co. Ltd.	351,900	5,589,401
NEC Corp.	51,000	4,369,568
Nexon Co. Ltd. (a)	67,400	1,003,779
NIDEC Corp.	173,900	3,127,208
Nintendo Co. Ltd.	218,900	12,764,130
Nippon Building Fund, Inc. REIT (a)	1,550	1,207,177
Nippon Paint Holdings Co. Ltd.	214,400	1,385,888
Nippon Sanso Holdings Corp.	37,100	1,030,661
Nippon Steel Corp.	193,200	3,887,046
Nippon Telegraph & Telephone Corp.	6,327,200	6,327,451
Nippon Yusen KK (a)	96,000	3,198,976
Nissan Motor Co. Ltd. (a)	500,800	1,520,632
Nissin Foods Holdings Co. Ltd.	43,200	1,044,874
Nitori Holdings Co. Ltd.	16,600	1,969,289
Nitto Denko Corp.	146,500	2,452,189
Nomura Holdings, Inc.	645,500	3,749,494
Nomura Research Institute Ltd.	79,200	2,328,172
NTT Data Group Corp.	132,500	2,522,436
Obayashi Corp.	136,000	1,792,851
Obic Co. Ltd.	66,500	1,981,260
Olympus Corp.	244,500	3,654,741
Omron Corp.	34,900	1,176,502
Ono Pharmaceutical Co. Ltd.	80,500	839,111
Oracle Corp. Japan	8,400	804,880
Oriental Land Co. Ltd.	234,100	5,052,236
ORIX Corp.	247,400	5,321,369
Osaka Gas Co. Ltd.	74,000	1,620,403
Otsuka Corp.	45,200	1,034,929
Otsuka Holdings Co. Ltd.	92,600	5,043,362
Pan Pacific International Holdings Corp.	80,200	2,181,337
Panasonic Holdings Corp.	498,400	5,099,943
Rakuten Group, Inc. (b)	316,900	1,709,300
Recruit Holdings Co. Ltd.	294,800	20,515,053
Renesas Electronics Corp. (b)	349,200	4,424,334
Resona Holdings, Inc. (a)	436,100	3,147,448
Ricoh Co. Ltd.	117,200	1,332,568
SBI Holdings, Inc.	55,400	1,393,068
SCREEN Holdings Co. Ltd.	16,900	998,904
SCSK Corp.	30,900	647,494
Secom Co. Ltd.	86,900	2,954,587
Seiko Epson Corp.	57,900	1,045,920
Sekisui Chemical Co. Ltd.	82,200	1,409,104
Sekisui House Ltd.	123,500	2,948,214
Seven & i Holdings Co. Ltd.	471,500	7,400,701
SG Holdings Co. Ltd.	62,100	594,319
Security Description	Shares	Value
Shimadzu Corp.	53,500	$1,499,138
Shimano, Inc.	16,000	2,154,814
Shin-Etsu Chemical Co. Ltd.	379,200	12,504,457
Shionogi & Co. Ltd.	158,800	2,229,817
Shiseido Co. Ltd.	88,200	1,561,490
Shizuoka Financial Group, Inc.	96,100	780,299
SMC Corp.	12,300	4,781,976
SoftBank Corp.	6,046,700	7,641,963
SoftBank Group Corp.	201,300	11,516,984
Sompo Holdings, Inc.	185,200	4,804,229
Sony Group Corp.	1,319,800	27,848,236
Subaru Corp.	128,300	2,282,358
Sumitomo Corp.	226,400	4,905,326
Sumitomo Electric Industries Ltd.	155,600	2,785,007
Sumitomo Metal Mining Co. Ltd.	49,900	1,139,007
Sumitomo Mitsui Financial Group, Inc.	783,800	18,833,522
Sumitomo Mitsui Trust Group, Inc.	140,600	3,288,215
Sumitomo Realty & Development Co. Ltd.	67,200	2,092,298
Suntory Beverage & Food Ltd.	27,500	874,757
Suzuki Motor Corp.	327,300	3,671,499
Sysmex Corp.	105,900	1,943,928
T&D Holdings, Inc.	104,000	1,905,829
Taisei Corp.	35,000	1,468,184
Takeda Pharmaceutical Co. Ltd.	335,817	8,900,312
TDK Corp.	412,700	5,321,248
Terumo Corp.	284,400	5,497,013
TIS, Inc.	46,800	1,106,722
Toho Co. Ltd.	25,200	985,960
Tokio Marine Holdings, Inc.	395,400	14,206,869
Tokyo Electric Power Co. Holdings, Inc. (b)	308,400	922,929
Tokyo Electron Ltd.	94,300	14,191,794
Tokyo Gas Co. Ltd.	72,300	2,005,551
Tokyu Corp.	117,000	1,248,315
TOPPAN Holdings, Inc.	47,700	1,266,883
Toray Industries, Inc.	284,700	1,804,798
TOTO Ltd. (a)	31,100	745,920
Toyota Industries Corp.	34,100	2,745,736
Toyota Motor Corp.	2,166,700	42,355,125
Toyota Tsusho Corp.	133,900	2,370,745
Trend Micro, Inc. (a)	27,200	1,468,161
Unicharm Corp.	248,700	2,052,700
West Japan Railway Co.	88,200	1,564,026
Yakult Honsha Co. Ltd.	51,400	974,779
Yamaha Motor Co. Ltd. (a)	201,400	1,776,563
Yaskawa Electric Corp.	47,000	1,200,861
Yokogawa Electric Corp.	47,700	1,015,741
Zensho Holdings Co. Ltd.	20,800	1,179,348
ZOZO, Inc. (a)	26,100	804,772
		780,998,049

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	35,414	$883,945
LUXEMBOURG — 0.1%
ArcelorMittal SA	95,589	2,220,175
CVC Capital Partners PLC (a) (b) (d)	45,343	998,214
Eurofins Scientific SE	28,388	1,449,506
		4,667,895
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	456,000	1,937,191
Sands China Ltd. (b)	487,200	1,310,832
		3,248,023
NETHERLANDS — 4.1%
ABN AMRO Bank NV (d)	97,124	1,497,516
Adyen NV (b) (d)	4,605	6,852,302
Aegon Ltd.	282,751	1,674,751
Akzo Nobel NV	35,331	2,120,481
Argenx SE (b)	12,636	7,850,747
ASM International NV	9,963	5,764,965
ASML Holding NV	84,175	59,157,675
ASR Nederland NV	31,991	1,516,539
BE Semiconductor Industries NV	16,274	2,229,484
Euronext NV (d)	16,963	1,902,310
EXOR NV	21,983	2,015,699
Heineken Holding NV	27,700	1,659,332
Heineken NV	61,682	4,387,987
IMCD NV	11,913	1,770,203
ING Groep NV	696,374	10,910,172
JDE Peet's NV (a)	24,446	418,438
Koninklijke Ahold Delhaize NV	194,727	6,349,638
Koninklijke KPN NV	822,937	2,995,312
Koninklijke Philips NV (b)	166,943	4,218,015
NN Group NV	59,215	2,579,612
Randstad NV	21,293	897,611
Universal Music Group NV (a)	170,474	4,363,719
Wolters Kluwer NV	50,777	8,433,765
		141,566,273
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	369,214	1,799,614
Fisher & Paykel Healthcare Corp. Ltd.	122,535	2,636,170
Infratil Ltd.	193,963	1,369,214
Mercury NZ Ltd.	140,603	460,821
Meridian Energy Ltd.	261,191	864,824
Xero Ltd. (b)	30,995	3,234,761
		10,365,404
NORWAY — 0.5%
Aker BP ASA	62,807	1,237,523
DNB Bank ASA	186,142	3,724,742
Equinor ASA	174,149	4,140,122
Gjensidige Forsikring ASA	44,580	788,967
Security Description	Shares	Value
Kongsberg Gruppen ASA	19,003	$2,142,869
Mowi ASA	93,971	1,614,193
Norsk Hydro ASA	300,301	1,655,648
Orkla ASA	150,711	1,306,814
Salmar ASA	14,543	692,799
Telenor ASA	128,947	1,441,983
		18,745,660
POLAND — 0.0% (c)
InPost SA (b)	51,503	880,501
PORTUGAL — 0.1%
EDP SA	664,663	2,127,407
Galp Energia SGPS SA	101,465	1,675,819
Jeronimo Martins SGPS SA	58,707	1,121,596
		4,924,822
SINGAPORE — 1.7%
CapitaLand Ascendas REIT	785,815	1,480,387
CapitaLand Integrated Commercial Trust REIT	1,297,141	1,835,128
CapitaLand Investment Ltd.	514,482	988,083
DBS Group Holdings Ltd.	419,492	13,443,916
Genting Singapore Ltd.	1,255,700	704,157
Grab Holdings Ltd. Class A (b)	435,500	2,055,560
Keppel Ltd.	318,800	1,598,440
Oversea-Chinese Banking Corp. Ltd.	714,966	8,747,092
Sea Ltd. ADR (b)	78,100	8,286,410
Sembcorp Industries Ltd.	198,600	803,601
Singapore Airlines Ltd. (a)	298,649	1,409,837
Singapore Exchange Ltd.	184,300	1,721,142
Singapore Technologies Engineering Ltd.	359,300	1,227,341
Singapore Telecommunications Ltd.	1,545,800	3,490,004
STMicroelectronics NV	146,757	3,688,996
United Overseas Bank Ltd.	267,390	7,120,861
		58,600,955
SOUTH AFRICA — 0.2%
Anglo American PLC	268,437	7,947,543
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (b) (d)	39,154	1,099,552
SPAIN — 2.6%
Acciona SA	5,649	635,845
ACS Actividades de Construccion y Servicios SA	38,991	1,955,774
Aena SME SA (d)	15,594	3,187,534
Amadeus IT Group SA	95,344	6,733,298
Banco Bilbao Vizcaya Argentaria SA	1,214,213	11,884,166
Banco de Sabadell SA	1,139,248	2,214,281
Banco Santander SA	3,260,092	15,071,373
CaixaBank SA	830,383	4,502,236
Cellnex Telecom SA (b) (d)	110,159	3,480,265
EDP Renovaveis SA	68,045	707,424
Endesa SA	65,821	1,415,634

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Grifols SA (b)	59,839	$566,840
Iberdrola SA	1,278,736	17,610,945
Industria de Diseno Textil SA	229,712	11,807,707
Redeia Corp. SA (a)	82,554	1,410,497
Repsol SA	253,415	3,067,587
Telefonica SA (a)	825,332	3,364,684
		89,616,090
SWEDEN — 3.1%
AddTech AB Class B	51,895	1,415,896
Alfa Laval AB	63,248	2,650,748
Assa Abloy AB Class B	212,206	6,276,058
Atlas Copco AB Class A	566,952	8,664,052
Atlas Copco AB Class B	334,013	4,518,816
Beijer Ref AB	75,942	1,122,237
Boliden AB	57,895	1,631,022
Epiroc AB Class A	137,828	2,405,187
Epiroc AB Class B	82,024	1,281,361
EQT AB (a)	78,423	2,170,776
Essity AB Class B	130,223	3,485,028
Evolution AB (d)	37,501	2,895,743
Fastighets AB Balder Class B (b)	128,686	896,806
Getinge AB Class B	45,194	742,327
H & M Hennes & Mauritz AB Class B (a)	113,593	1,533,122
Hexagon AB Class B	431,340	4,123,631
Holmen AB Class B	16,166	593,761
Industrivarden AB Class A	26,641	843,212
Industrivarden AB Class C	33,341	1,054,483
Indutrade AB	58,779	1,474,766
Investment AB Latour Class B	32,040	800,251
Investor AB Class B	365,063	9,682,175
L E Lundbergforetagen AB Class B (a)	16,401	744,144
Lifco AB Class B	48,109	1,396,247
Nibe Industrier AB Class B (a)	309,051	1,209,355
Saab AB Class B	67,077	1,419,026
Sagax AB Class B	47,347	972,948
Sandvik AB	229,780	4,125,715
Securitas AB Class B	104,741	1,296,723
Skandinaviska Enskilda Banken AB Class A	339,542	4,659,260
Skanska AB Class B	68,771	1,447,984
SKF AB Class B	72,826	1,368,714
Svenska Cellulosa AB SCA Class B	132,207	1,679,074
Svenska Handelsbanken AB Class A	312,290	3,228,668
Swedbank AB Class A	176,275	3,485,315
Swedish Orphan Biovitrum AB (b)	40,740	1,170,294
Tele2 AB Class B	116,971	1,156,557
Telefonaktiebolaget LM Ericsson Class B	590,272	4,786,604
Telia Co. AB	532,262	1,481,370
Trelleborg AB Class B	43,518	1,491,179
Security Description	Shares	Value
Volvo AB Class A	41,104	$1,005,950
Volvo AB Class B	335,505	8,164,274
		106,550,859
SWITZERLAND — 6.3%
ABB Ltd.	332,477	17,979,001
Adecco Group AG	34,448	852,180
Alcon AG	105,462	8,954,688
Avolta AG	19,349	777,857
Bachem Holding AG	7,469	478,343
Baloise Holding AG	9,114	1,653,857
Banque Cantonale Vaudoise	6,849	631,529
Barry Callebaut AG (a)	773	1,030,696
BKW AG	4,237	702,994
Chocoladefabriken Lindt & Spruengli AG (e)	213	2,366,163
Chocoladefabriken Lindt & Spruengli AG (e)	22	2,421,136
Cie Financiere Richemont SA Class A	113,102	17,133,949
Clariant AG	48,382	540,777
DSM-Firmenich AG	38,603	3,906,201
EMS-Chemie Holding AG	1,465	989,958
Galderma Group AG (b)	17,522	1,945,836
Geberit AG	6,945	3,944,324
Givaudan SA	1,950	8,536,426
Helvetia Holding AG	8,411	1,389,254
Julius Baer Group Ltd.	43,062	2,797,497
Kuehne & Nagel International AG	10,591	2,433,521
Logitech International SA	32,563	2,691,806
Lonza Group AG	15,244	9,010,501
Novartis AG	415,444	40,504,496
Partners Group Holding AG	4,844	6,589,007
Sandoz Group AG	88,007	3,612,810
Schindler Holding AG (e)	8,422	2,330,199
Schindler Holding AG (e)	4,669	1,275,536
SGS SA	32,334	3,248,315
SIG Group AG	64,401	1,275,222
Sika AG	32,196	7,693,210
Sonova Holding AG	10,513	3,442,784
Straumann Holding AG	23,289	2,937,726
Swatch Group AG Bearer Shares	5,970	1,086,669
Swiss Life Holding AG	6,101	4,717,142
Swiss Prime Site AG	15,571	1,699,590
Swisscom AG	5,399	3,009,141
Temenos AG	13,528	957,264
UBS Group AG	691,043	21,187,823
VAT Group AG (d)	5,664	2,144,709
Zurich Insurance Group AG	30,765	18,324,212
		219,204,349
UNITED KINGDOM — 10.9%
3i Group PLC	205,373	9,166,933
Admiral Group PLC	54,976	1,820,445
Ashtead Group PLC	92,452	5,748,818

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
Associated British Foods PLC	67,556	$1,728,524
AstraZeneca PLC	326,779	42,841,126
Auto Trader Group PLC (d)	181,317	1,800,755
Aviva PLC	557,077	3,270,739
BAE Systems PLC	637,204	9,165,423
Barclays PLC	3,043,947	10,222,519
Barratt Redrow PLC	303,108	1,670,674
Berkeley Group Holdings PLC	20,461	999,389
British American Tobacco PLC	419,139	15,117,974
BT Group PLC (a)	1,390,556	2,508,677
Bunzl PLC	68,965	2,846,813
Centrica PLC	1,047,351	1,752,434
CK Hutchison Holdings Ltd.	550,000	2,938,356
Coca-Cola Europacific Partners PLC	43,000	3,302,830
Compass Group PLC	357,479	11,917,952
Croda International PLC	28,161	1,193,850
DCC PLC	19,766	1,272,404
Diageo PLC	468,330	14,883,362
Entain PLC	135,639	1,167,376
Halma PLC	78,436	2,641,492
Hargreaves Lansdown PLC	69,799	959,831
HSBC Holdings PLC	3,842,688	37,793,207
Imperial Brands PLC	169,261	5,411,912
Informa PLC	278,226	2,782,027
InterContinental Hotels Group PLC	33,528	4,179,731
Intertek Group PLC	33,033	1,955,998
J Sainsbury PLC	356,443	1,221,376
JD Sports Fashion PLC	501,204	601,972
Kingfisher PLC	387,068	1,205,608
Land Securities Group PLC REIT	143,450	1,049,196
Legal & General Group PLC	1,278,570	3,679,744
Lloyds Banking Group PLC	12,812,735	8,790,365
London Stock Exchange Group PLC	100,636	14,223,221
M&G PLC	451,336	1,118,353
Marks & Spencer Group PLC	430,186	2,023,062
Melrose Industries PLC	285,334	1,979,017
National Grid PLC	1,028,919	12,241,872
NatWest Group PLC	1,504,757	7,577,806
Next PLC	24,735	2,942,301
Pearson PLC	128,230	2,058,831
Persimmon PLC	66,397	996,204
Phoenix Group Holdings PLC	145,994	932,499
Reckitt Benckiser Group PLC	147,215	8,910,701
RELX PLC	391,734	17,804,151
Rentokil Initial PLC	527,672	2,648,712
Rolls-Royce Holdings PLC (b)	1,791,459	12,757,241
Sage Group PLC	207,216	3,303,655
Schroders PLC	159,095	644,775
Segro PLC REIT	280,914	2,466,938
Severn Trent PLC	58,569	1,839,663
Smith & Nephew PLC	183,626	2,279,954
Smiths Group PLC	69,123	1,488,132
Security Description	Shares	Value
Spirax Group PLC	15,720	$1,349,594
SSE PLC	234,408	4,708,904
Standard Chartered PLC	449,172	5,561,300
Taylor Wimpey PLC	714,533	1,092,650
Tesco PLC	1,439,708	6,640,781
Unilever PLC	524,684	29,885,554
United Utilities Group PLC	141,323	1,861,080
Vodafone Group PLC	4,609,951	3,943,302
Whitbread PLC	37,255	1,374,549
Wise PLC Class A (b)	145,205	1,938,571
WPP PLC	224,210	2,323,344
		380,526,549
UNITED STATES — 8.7%
BP PLC	3,401,770	16,743,279
CSL Ltd.	101,795	17,746,972
CyberArk Software Ltd. (b)	9,000	2,998,350
Experian PLC	194,040	8,371,890
Ferrovial SE	99,032	4,163,434
GSK PLC	872,267	14,709,531
Haleon PLC	1,636,969	7,737,228
Holcim AG	109,848	10,591,882
James Hardie Industries PLC CDI (b)	90,878	2,817,295
Monday.com Ltd. (b)	7,900	1,859,976
Nestle SA	552,144	45,364,623
Qiagen NV (b)	47,220	2,115,865
Roche Holding AG	148,097	41,468,300
Roche Holding AG Bearer Shares (a)	6,722	2,010,728
Sanofi SA	241,546	23,446,333
Schneider Electric SE	115,584	28,832,656
Shell PLC	1,307,875	40,556,448
Spotify Technology SA (b)	32,200	14,405,636
Stellantis NV	419,562	5,455,996
Swiss Re AG	63,647	9,231,505
Tenaris SA	92,921	1,753,611
		302,381,538
TOTAL COMMON STOCKS (Cost $2,463,698,909)		3,387,287,512

SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (f) (g)	80,638,108	80,638,108

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	43,267,190	$43,267,190
TOTAL SHORT-TERM INVESTMENTS (Cost $123,905,298)		123,905,298
TOTAL INVESTMENTS — 100.4% (Cost $2,587,604,207)		3,511,192,810
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(14,968,795)
NET ASSETS — 100.0%		$3,496,224,015
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2024.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	890	03/21/2025	$104,263,116	$100,903,750	$(3,359,366)

During the year ended December 31, 2024, the average notional value related to futures contracts was $89,397,394.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,652,692,908	$1,734,594,604	$—	$3,387,287,512
Short-Term Investments	123,905,298	—	—	123,905,298
TOTAL INVESTMENTS	$1,776,598,206	$1,734,594,604	$—	$3,511,192,810
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(3,359,366)	$—	$—	$(3,359,366)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(3,359,366)	$—	$—	$(3,359,366)
See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	49,876,087	$49,896,038	$301,920,019	$351,807,183	$(10,175)	$1,301	—	$—	$2,766,768
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	254,618,638	173,980,530	—	—	80,638,108	80,638,108	1,019,685
State Street Navigator Securities Lending Portfolio II	38,341,876	38,341,876	364,693,314	359,768,000	—	—	43,267,190	43,267,190	520,793
Total		$88,237,914	$921,231,971	$885,555,713	$(10,175)	$1,301		$123,905,298	$4,307,246
See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investments in unaffiliated issuers, at value*	$3,387,287,512
Investments in affiliated issuers, at value	123,905,298
Total Investments	3,511,192,810
Foreign currency, at value	7,239,996
Net cash at broker	6,489,642
Cash	6
Receivable for investments sold	406,949
Dividends receivable — unaffiliated issuers	2,149,444
Dividends receivable — affiliated issuers	395,550
Securities lending income receivable — unaffiliated issuers	8,044
Securities lending income receivable — affiliated issuers	11,092
Receivable for foreign taxes recoverable	15,608,006
Prepaid expenses and other assets	540
TOTAL ASSETS	3,543,502,079
LIABILITIES
Payable upon return of securities loaned	43,267,190
Payable to broker – accumulated variation margin on open futures contracts	3,356,803
Advisory fee payable	453,439
Custodian fees payable	100,618
Trustees’ fees and expenses payable	409
Professional fees payable	47,063
Printing and postage fees payable	2,852
Accrued expenses and other liabilities	49,690
TOTAL LIABILITIES	47,278,064
NET ASSETS	$3,496,224,015
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,463,698,909
Investments in affiliated issuers	123,905,298
Total cost of investments	$2,587,604,207
Foreign currency, at cost	$7,309,490
* Includes investments in securities on loan, at value	$63,677,518
See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest income — unaffiliated issuers	$127,296
Dividend income — unaffiliated issuers	107,020,400
Dividend income — affiliated issuers	3,786,453
Unaffiliated securities lending income	130,846
Affiliated securities lending income	520,793
Foreign taxes withheld	(9,521,992)
TOTAL INVESTMENT INCOME (LOSS)	102,063,796
EXPENSES
Advisory fee	4,095,564
Custodian fees	397,415
Trustees’ fees and expenses	44,165
Professional fees and expenses	61,458
Printing and postage fees	781
Insurance expense	1,231
Miscellaneous expenses	104,948
TOTAL EXPENSES	4,705,562
NET INVESTMENT INCOME (LOSS)	$97,358,234
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(13,706,408)
Investments — affiliated issuers	(10,175)
Foreign currency transactions	(1,289,430)
Futures contracts	754,561
Net realized gain (loss)	(14,251,452)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	23,336,716
Investments — affiliated issuers	1,301
Foreign currency translations	(600,058)
Futures contracts	(3,920,248)
Net change in unrealized appreciation/depreciation	18,817,711
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,566,259
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$101,924,493
See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$97,358,234	$92,131,039
Net realized gain (loss)	(14,251,452)	8,420,539
Net change in unrealized appreciation/depreciation	18,817,711	436,496,605
Net increase (decrease) in net assets resulting from operations	101,924,493	537,048,183
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	601,428,822	301,726,937
Withdrawals	(231,655,661)	(1,277,675,618)
Net increase (decrease) in net assets from capital transactions	369,773,161	(975,948,681)
Net increase (decrease) in net assets during the period	471,697,654	(438,900,498)
Net assets at beginning of period	3,024,526,361	3,463,426,859
NET ASSETS AT END OF PERIOD	$3,496,224,015	$3,024,526,361
See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	3.56%	18.28%	(14.64)%	11.25%	7.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,496,224	$3,024,526	$3,463,427	$4,346,560	$3,655,822
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	2.91%	2.92%	2.98%	2.67%	2.35%
Portfolio turnover rate	3%	8%	18%	7%	8%
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of five (5) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
4.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2024, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of December 31, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$3,356,803	$—	$3,356,803

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$754,561	$—	$754,561
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$(3,920,248)	$—	$(3,920,248)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2024, are disclosed in the Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended December 31, 2024, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$533,377,311	$110,597,971
8.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,738,639,253	$1,043,350,212	$274,156,021	$769,194,191
9.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2024, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2024:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 63,677,518	$ 43,267,190	$ 23,774,890	$ 67,042,080
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2024:
		Remaining Contractual Maturity of the Agreements as of December 31, 2024
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$43,267,190	$—	$—	$—	$43,267,190	$43,267,190
10.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of December 31, 2024.
11.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of  the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of a Beneficial Interest in State Street International Developed Equity Index Portfolio and Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Developed Equity Index Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Proxy Disclosure for Open-End Management Investment Companies
December 31, 2024

Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
All Funds
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	263,190,618,098.278	2,289,327,786.304
Donna M. Rapaccioli	262,111,997,738.562	3,367,948,146.020
Margaret K. McLaughlin	262,686,036,285.117	2,793,909,599.465
George M. Pereira	261,577,166,126.512	3,902,779,758.070
Mark E. Swanson	263,997,464,067.113	1,482,481,817.469
Jeanne LaPorta	264,404,806,966.210	1,075,138,918.372

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the Registrant.

(a)(3) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET MASTER FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	March 6, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 6, 2025